                                 June 30, 1997

                                 [SAFECO LOGO]

                                   SEMIANNUAL
                                     REPORT

                                  STOCK FUNDS
                                 NO-LOAD CLASS

                                   ---------

SAFECO Growth Fund ....................................................... 2

SAFECO Equity Fund ....................................................... 8

SAFECO Income Fund ...................................................... 13

SAFECO Northwest Fund ................................................... 19

SAFECO International Stock Fund ......................................... 24

SAFECO Balanced Fund .................................................... 30

SAFECO Small Company Fund ............................................... 36

SAFECO U.S. Value Fund .................................................. 41

                           [SAFECO MUTUAL FUNDS LOGO]

                          REPORT FROM THE FUND MANAGER
                               SAFECO GROWTH FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Growth Fund returned 35.38%, to beat the S&P 500 (34.68%)
and the Lipper average for growth funds (23.96%) for the year ended June
30, 1997. We outperformed both the broad market and our peer group on pure stock picking. I've populated the Growth Fund with companies I can comfortably own for
a year--or five years.    [PHOTO OF THOMAS M. MAGUIRE]

   Even though our stocks are generally unfollowed by Wall Street, my research has convinced me they are good companies purchased at decent prices. I'm willing to wait for them and I'm comfortable with any ensuing volatility.
   So far in 1997, your Fund's volatility has been upward overall. For example, our radio stocks really did well. I bought stock in SFX Broadcasting, American Radio and Chancellor anticipating deregulation would allow radio companies to own more stations in each market, and with greater market share become formidable contenders for advertising dollars.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS
     AVERAGE ANNUAL TOTAL RETURN
  FOR THE PERIOD ENDED JUNE 30, 1997
1 Year                                                   35.38%
5 Year                                                   21.34%
10 Year                                                  14.39%
Investment Value As of June 30, 1997
SAFECO Growth Fund: $38,348
S&P 500 Index: $39,251
                                             SAFECO Growth Fund     S&P 500 Index
06/30/87                                                $10,000           $10,000
07/31/87                                                 10,000            10,507
08/31/87                                                 10,473            10,899
09/30/87                                                 10,841            10,660
10/31/87                                                  8,338             8,364
11/30/87                                                  8,338             7,675
12/31/87                                                  8,695             8,259
01/31/88                                                  8,695             8,607
02/28/88                                                  8,832             9,008
03/31/88                                                  9,599             8,729
04/30/88                                                  9,684             8,826
05/31/88                                                  9,554             8,903
06/30/88                                                 10,141             9,312
07/31/88                                                 10,115             9,276
08/31/88                                                  9,944             8,961
09/30/88                                                 10,434             9,343
10/31/88                                                 10,434             9,602
11/30/88                                                 10,448             9,465
12/31/88                                                 10,617             9,631
01/31/89                                                 10,617            10,336
02/28/89                                                 10,914            10,078
03/31/89                                                 11,189            10,313
04/30/89                                                 11,189            10,848
05/31/89                                                 11,644            11,288
06/30/89                                                 11,902            11,223
07/31/89                                                 11,902            12,237
08/31/89                                                 12,432            12,477
09/30/89                                                 13,067            12,425
10/31/89                                                 12,574            12,137
11/30/89                                                 12,536            12,385
12/31/89                                                 12,654            12,682
01/31/90                                                 11,428            11,831
02/28/90                                                 11,740            11,984
03/31/90                                                 12,449            12,301
04/30/90                                                 12,502            11,994
05/31/90                                                 13,783            13,163
06/30/90                                                 13,317            13,074
07/31/90                                                 13,576            13,032
08/31/90                                                 11,235            11,854
09/30/90                                                  9,975            11,276
10/31/90                                                  9,303            11,228
11/30/90                                                  9,993            11,953
12/31/90                                                 10,761            12,287
01/31/91                                                 11,836            12,822
02/28/91                                                 13,467            13,739
03/31/91                                                 14,125            14,072
04/30/91                                                 14,807            14,106
05/31/91                                                 15,784            14,715
06/30/91                                                 14,843            14,041
07/31/91                                                 16,232            14,695
08/31/91                                                 16,877            15,044
09/30/91                                                 16,979            14,792
10/31/91                                                 17,490            14,991
11/30/91                                                 16,014            14,386
12/31/91                                                 17,502            16,032
01/31/92                                                 18,783            15,734
02/28/92                                                 18,649            15,939
03/31/92                                                 17,263            15,628
04/30/92                                                 16,193            16,087
05/31/92                                                 15,791            16,166
06/30/92                                                 14,577            15,925
07/31/92                                                 15,189            16,577
08/31/92                                                 14,329            16,237
09/30/92                                                 13,951            16,428
10/31/92                                                 14,540            16,485
11/30/92                                                 16,376            17,044
12/31/92                                                 16,965            17,254
01/31/93                                                 17,674            17,398
02/28/93                                                 16,496            17,635
03/31/93                                                 17,145            18,007
04/30/93                                                 16,087            17,571
05/31/93                                                 16,915            18,040
06/30/93                                                 17,444            18,093
07/31/93                                                 17,384            18,020
08/31/93                                                 18,502            18,702
09/30/93                                                 19,313            18,559
10/31/93                                                 19,806            18,943
11/30/93                                                 18,971            18,763
12/31/93                                                 20,729            18,990
01/31/94                                                 21,846            19,635
02/28/94                                                 20,802            19,103
03/31/94                                                 19,758            18,272
04/30/94                                                 20,285            18,506
05/31/94                                                 20,471            18,808
06/30/94                                                 18,952            18,347
07/31/94                                                 19,376            18,949
08/31/94                                                 20,585            19,724
09/30/94                                                 20,063            19,243
10/31/94                                                 20,352            19,674
11/30/94                                                 19,797            18,957
12/31/94                                                 20,393            19,238
01/31/95                                                 20,080            19,736
02/28/95                                                 21,183            20,504
03/31/95                                                 21,102            21,109
04/30/95                                                 21,207            21,729
05/31/95                                                 22,055            22,612
06/30/95                                                 23,390            23,136
07/31/95                                                 24,216            23,902
08/31/95                                                 24,134            23,962
09/30/95                                                 24,864            24,973
10/31/95                                                 24,754            24,883
11/30/95                                                 25,005            25,973
12/31/95                                                 25,717            26,474
01/31/96                                                 26,669            27,374
02/28/96                                                 27,669            27,629
03/31/96                                                 27,247            27,894
04/30/96                                                 28,406            28,305
05/31/96                                                 29,613            29,034
06/30/96                                                 28,327            29,145
07/31/96                                                 25,532            27,858
08/31/96                                                 27,056            28,446
09/30/96                                                 28,385            30,045
10/31/96                                                 28,992            30,874
11/30/96                                                 30,112            33,205
12/31/96                                                 31,606            32,548
01/31/97                                                 34,325            34,578
02/28/97                                                 33,413            34,852
03/31/97                                                 32,239            33,423
04/30/97                                                 30,749            35,415
05/31/97                                                 35,406            37,568
06/30/97                                                 38,348            39,251

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   Chancellor's gain was further enhanced when it agreed to merge with Evergreen Media and to purchase Viacom's radio properties. Consummation of these deals will make Chancellor America's premier radio company.
   Our health care holdings are also able growers. No matter how you cut it health care is a growth industry, and as such we have 19.2% of net assets invested in drugs and hospital supplies.
   Penederm is doing well with its toenail fungus drug. Nastech Pharmaceutical is developing nasal drug delivery, a technique that is so far proving highly efficient. And Datascope is a good company that seemed to be selling too cheaply, I'm waiting for the day the market figures out it's priced wrong.
   Waiting for MICROS Systems, the electronic ordering and inventory control company, has been highly worthwhile. This specialty software company serving the hospitality industry is doing extremely well. MICROS has launched new products and logged new business, including Marriott International. In short, MICROS is revolutionizing the cash register business.

 HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
MICROS Systems, Inc.  .............................................. 6.3%
  (Specialty Software Company)
Chancellor Broadcasting Corp. (Class A) ............................. 6.3
  (Radio Stations)
Weider Nutrition International, Inc.  ............................... 4.9
  (Nutritional Products Manufacturer)
American Buildings Co.  ............................................. 4.3
  (Construction Products Company)
Lifeline Systems, Inc.  ............................................. 3.9
  (Medical Instruments)
NPC International, Inc.  ............................................ 3.7
  (Restaurants)
Penederm, Inc.  ..................................................... 3.7
  (Drug Delivery System)
RJR Nabisco Holdings Corp.  ......................................... 3.3
  (Food & Tobacco Company)
Damark International, Inc.  ......................................... 3.1
  (Retail Marketer)
First Financial Caribbean Corp. (ADR) ............................... 3.1
  (Mortgage Bank)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Mobil Corp.  ....................................................... $11,793
Chancellor Broadcasting Corp. (Class A) ............................. 11,602
Weider Nutrition International, Inc.  ................................ 9,486
Ultrak, Inc.  ........................................................ 9,123
RJR Nabisco Holdings Corp.  .......................................... 8,274


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Seagate Technology, Inc.  ......................................... $18,358
Philip Morris Cos., Inc.  ........................................... 17,139
*Mobil Corp.  ....................................................... 11,518
*INBRAND Corp.  ..................................................... 10,954
*Alternative Resources Corp.  ........................................ 8,457

                                                              PERCENT OF
TOP FIVE INDUSTRIES                                           NET ASSETS
-------------------------------------------------------------------------
Broadcasting ........................................................ 10%
Health Care (Medical Products & Supplies) ............................ 10
Health Care (Drugs--Major Pharmaceuticals) ............................ 9
Restaurants ........................................................... 7
Computers (Hardware) .................................................. 6
-------------------------------------------------------------------------
* Security sold, no longer in portfolio

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE GROWTH FUND MANAGER (Continued)

   Weider Nutrition, a leader in the nutritional supplement market and the manufacturer of Tigermilk, is among our new positions.
Benefiting by the wellness movement's migration to main street USA, Weider's share price has moved from $11 to $16 since we purchased it.
   Other purchases include NPC, the holding company for Tony Romas and Pizza Hut franchises, and Damark, a catalog company. Looking at our portfolio it seems that if people order pizza, take vitamins, turn on the radio and look at catalogs, we should do well.
   In all seriousness, I feel cautiously confident. We've attained good performance holding small stocks, which as a group haven't performed well and hence have plenty of room to move up.
   I take relatively big positions in stocks I believe in. When one of our big positions works, performance gets a boost, when one doesn't work, performance may suffer. So, though the short-term results can be volatile, over the years the Growth Fund's returns have proven quite competitive.
   Yes, Growth Fund spurts, rather than putts along. But stay with it, because I have your best interests at heart--that is, your interest in long-term capital appreciation.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
         AT JUNE 30, 1997
Large: ($4 Bil. and above.)                5%
Medium: ($1 Bil. - $4 Bil.)                1%
Small: (Less than $1 Bil.)                93%
Cash and Other:                            1%

/s/ Thomas M. Maguire
Thomas M. Maguire,
Growth Fund Manager
-------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 99.4%

BIOTECHNOLOGY - 0.1%
        55,000   *Quidel Corp. ....................................... $  179

BROADCASTING (TELEVISION, RADIO & CABLE) - 10.5%
        71,300   American Radio Systems Corp. ......................... 2,843
       413,100   *Chancellor Broadcasting Corp. (Class A) ............ 16,524
       191,100   *SFX Broadcasting, Inc. (Class A) .................... 8,062

BUILDING MATERIALS - 0.2%
        18,200   *ABT Building Products Corp. ........................... 478

CHEMICALS - 1.3%
       239,700   *Melamine Chemicals, Inc. ............................ 3,356

CHEMICALS (SPECIALTY) - 0.5%
       110,300   Spartech Corp. ....................................... 1,434

COMPUTERS (HARDWARE) - 6.3%
       393,914   *MICROS Systems, Inc. ............................... 16,544

COMPUTERS (NETWORKING) - 0.9%
       167,000   *Vanstar Corp. ....................................... 2,359

COMPUTERS (SOFTWARE & SERVICES) - 2.0%
        43,900   Computer Data Systems, Inc. .......................... 1,284
       128,000   *Optimal Robotics Corp. ................................ 512
       146,300   *Phoenix International Ltd., Inc. .................... 3,365

CONSUMER FINANCE - 0.9%
       157,200   AmeriTrade Holding Corp. ............................. 2,476

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 4.9%
       808,400   +Weider Nutrition International, Inc. .............. $12,833

ENGINEERING & CONSTRUCTION - 4.3%
       415,500   *+American Buildings Co. ............................ 11,218

FINANCIAL (DIVERSIFIED) - 4.4%
       274,475   *Credit Acceptance Corp. ............................. 3,534
       247,600   First Financial Caribbean Corp. (ADR) ................ 8,078

GAMING, LOTTERY, & PARIMUTUEL COMPANIES - 2.1%
       500,000   *+American Coin Merchandising, Inc. .................. 5,437

HEALTH CARE (DIVERSIFIED) - 3.4%
       178,900   *Anesta Corp. ........................................ 3,399
       139,000   *Res-Care, Inc. ...................................... 2,658
       186,150   *Sano Corp. .......................................... 2,839

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS) - 9.4%
       160,800   *Andrx Corp. ......................................... 6,151
       255,000   *Ethical Holdings, plc (ADR) ......................... 1,132
       188,200   *Faulding, Inc. ...................................... 2,305
       226,900   *Gensia, Inc. ........................................ 1,007
        60,000   Mylan Laboratories, Inc. ............................... 885
       327,900   *+Nastech Pharmaceutical Co., Inc. ................... 3,443
       727,700   *+Penederm, Inc. ..................................... 9,824

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.7%
       130,000   *American Healthcorp, Inc. ........................... 1,430
        98,000   *Laboratory Specialists of America, Inc. ............... 276

HEALTH CARE (MANAGED CARE) - 0.3%
        47,000   *United Dental Care, Inc. .............................. 705

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                               SAFECO GROWTH FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 9.8%
       359,600   *Datascope Corp. ................................... $ 7,057
        34,500   Dentsply International, Inc. ......................... 1,690
       202,000   *Haemonetics Corp. ................................... 3,863
       524,850   *+Lifeline Systems, Inc. ............................ 10,103
        28,700   *PolyMedica Industries, Inc. ........................... 251
        92,400   *Prime Medical Services, Inc. .......................... 999
        42,300   *ResMed, Inc. ........................................ 1,026
       122,000   *UroQuest Medical Corp. ................................ 793

HOMEBUILDING - 0.3%
        38,125   *American Homestar Corp. ............................... 815

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.7%
       221,000   *Celebrity, Inc. ....................................... 691
       122,800   *Diamond Home Services, Inc. ......................... 1,182
       200,000   *Home Products International, Inc. ................... 1,975
       150,000   *Media Arts Group, Inc. ................................ 619

HOUSEWARES - 1.2%
       357,720   *Lifetime Hoan Corp. ................................. 3,130

INSURANCE (LIFE/HEALTH) - 0.9%
       115,600   *Compdent Corp. ...................................... 2,435

LEISURE TIME (PRODUCTS) - 0.6%
        68,350   *Family Golf Centers, Inc. ........................... 1,572
        80,000   *Laser Storm, Inc. ...................................... 35

MANUFACTURING (DIVERSIFIED) - 0.4%
        22,500   Furon Co. .............................................. 706
        75,600   *ITC Learning Corp. .................................... 387

MANUFACTURING (SPECIALIZED) - 0.6%
       137,660   *Intermagnetics General Corp. ........................ 1,471
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 1.1%
       138,000   Asia Pacific Wire & Cable Corp. Ltd. ................ $1,501
       244,500   *+Open Plan Systems, Inc. .............................. 978
        41,700   *TRM Copy Centers Corp. ................................ 443

RESTAURANTS - 6.5%
       170,300   Apple South, Inc. .................................... 2,597
       845,779   *NPC International, Inc. ............................. 9,832
        92,400   *New York Bagel Enterprises ............................ 393
       344,000   *Rare Hospitality International, Inc. ................ 4,257

RETAIL (HOME SHOPPING) - 3.1%
       523,800   *+Damark International, Inc. ......................... 8,119

RETAIL (SPECIALTY) - 4.9%
        71,200   *Alrenco, Inc. ......................................... 943
       268,800   *Funco, Inc. ......................................... 4,973
       358,000   *+Rent-Way, Inc. ..................................... 5,280
       316,400   *West Coast Entertainment Corp. ...................... 1,661

RETAIL (SPECIALTY--APPAREL) - 5.0%
       505,094   *+Harold's Stores, Inc. .............................. 4,483
       269,835   *Stage Stores, Inc. .................................. 7,049
        76,600   *The Dress Barn, Inc. ................................ 1,494

SERVICES (ADVERTISING/MARKETING) - 2.6%
       183,400   *ACI Telecentrics, Inc. .............................. 1,055
       184,000   *APAC Teleservices, Inc. ............................. 3,576
        40,700   *IntelliQuest Information Group, Inc. .................. 916
        96,950   LCS Industries, Inc. ................................. 1,400

SERVICES (COMMERCIAL & CONSUMER) - 2.8%
       148,800   *Renter's Choice, Inc. ............................... 2,957
       460,400   *Ultrak, Inc. ........................................ 4,086
        18,600   *Youth Services International, Inc. .................... 226

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
SERVICES (DATA PROCESSING) - 0.2%
        21,000   *NCO Group, Inc. ................................... $   617

TOBACCO - 5.0%
        98,000   Philip Morris Cos., Inc. ............................. 4,349
       266,300   RJR Nabisco Holdings Corp. ........................... 8,788

WASTE MANAGEMENT - 0.5%
        56,800   *Tetra Technologies, Inc. ............................ 1,406
                                                                       ------
TOTAL COMMON STOCKS ................................................. 260,749
                                                                       ------
WARRANTS - 0.0%

LEISURE TIME (PRODUCTS) - 0.0%
        80,000   *Laser Storm, Inc. (Warrant) ............................ 20
                                                                       ------
TOTAL WARRANTS ........................................................... 20
                                                                       ------
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 0.0%

INVESTMENT COMPANIES:
        $1,800   SSgA Money Market Portfolio ......................... $    2
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ............................................... 2
                                                                       ------
TOTAL INVESTMENTS - 99.4% ........................................... 260,771
Other Assets, less Liabilities ........................................ 1,629
                                                                       ------
NET ASSETS ......................................................... $262,400
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO EQUITY FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Equity Fund returned 30.66% for the 12 months ended June 30,
1997; beating the Lipper Analytical Services peer group; which returned
28.07%; but lagging the S&P 500's 34.68%.
   Three stocks held us below the broad market indicator: Viacom, Advanta and PacifiCare. However, far more of our stocks added to rather than detracted from our performance. And for that reason, Equity Fund beat the growth and income peer group average which was 28.07% for the 12-month period according to Lipper.
                            [PHOTO OF RICH MEAGLEY]

   Within the Viacom organization, Blockbuster has been a bust.
Competition for leisure time attention has come from multiple fronts and, consequently, Viacom will close some stores. Meanwhile, the MTV division is doing fine. We're holding our position.
   PacifiCare discovered the HMO it acquired, FHP, was in worse financial shape than anticipated. That news sent the stock reeling. Nonetheless the company's long-term fundamentals remain unchanged and the merged company controls 25% of the

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS
     AVERAGE ANNUAL TOTAL RETURN
  FOR THE PERIOD ENDED JUNE 30, 1997
1 Year                                                  30.66%
5 Year                                                  24.62%
10 Year                                                 15.79%
Investment Value As of June 30, 1997
SAFECO Equity Fund: $43,338
S&P 500 Index: $39,251
                                            SAFECO Equity Fund     S&P 500 Index
06/30/87                                               $10,000           $10,000
07/31/87                                                10,428            10,507
08/31/87                                                10,428            10,899
09/30/87                                                10,734            10,660
10/31/87                                                 7,638             8,364
11/30/87                                                 7,638             7,675
12/31/87                                                 7,598             8,259
01/31/88                                                 7,598             8,607
02/28/88                                                 8,241             9,008
03/31/88                                                 8,867             8,729
04/30/88                                                 8,867             8,826
05/31/88                                                 8,737             8,903
06/30/88                                                 9,133             9,312
07/31/88                                                 9,078             9,276
08/31/88                                                 8,927             8,961
09/30/88                                                 9,347             9,343
10/31/88                                                 9,347             9,602
11/30/88                                                 9,512             9,465
12/31/88                                                 9,520             9,631
01/31/89                                                 9,520            10,336
02/28/89                                                10,165            10,078
03/31/89                                                10,178            10,313
04/30/89                                                10,178            10,848
05/31/89                                                10,803            11,288
06/30/89                                                11,201            11,223
07/31/89                                                11,201            12,237
08/31/89                                                12,199            12,477
09/30/89                                                12,350            12,425
10/31/89                                                12,374            12,137
11/30/89                                                12,460            12,385
12/31/89                                                12,927            12,682
01/31/90                                                11,854            11,831
02/28/90                                                11,965            11,984
03/31/90                                                12,409            12,301
04/30/90                                                12,050            11,994
05/31/90                                                13,214            13,163
06/30/90                                                13,193            13,074
07/31/90                                                12,957            13,032
08/31/90                                                11,589            11,854
09/30/90                                                11,024            11,276
10/31/90                                                10,789            11,228
11/30/90                                                11,377            11,953
12/31/90                                                11,819            12,287
01/31/91                                                12,426            12,822
02/28/91                                                13,163            13,739
03/31/91                                                13,535            14,072
04/30/91                                                13,813            14,106
05/31/91                                                14,368            14,715
06/30/91                                                13,445            14,041
07/31/91                                                14,347            14,695
08/31/91                                                14,572            15,044
09/30/91                                                14,375            14,792
10/31/91                                                14,610            14,991
11/30/91                                                13,696            14,386
12/31/91                                                15,118            16,032
01/31/92                                                16,018            15,734
02/28/92                                                16,289            15,939
03/31/92                                                15,557            15,628
04/30/92                                                15,685            16,087
05/31/92                                                15,542            16,166
06/30/92                                                14,420            15,925
07/31/92                                                15,009            16,577
08/31/92                                                14,391            16,237
09/30/92                                                14,433            16,428
10/31/92                                                15,130            16,485
11/30/92                                                16,129            17,044
12/31/92                                                16,519            17,254
01/31/93                                                17,066            17,398
02/28/93                                                17,081            17,635
03/31/93                                                17,999            18,007
04/30/93                                                17,587            17,571
05/31/93                                                19,035            18,040
06/30/93                                                19,113            18,093
07/31/93                                                18,853            18,020
08/31/93                                                19,909            18,702
09/30/93                                                20,462            18,559
10/31/93                                                21,001            18,943
11/30/93                                                21,115            18,763
12/31/93                                                21,624            18,990
01/31/94                                                22,920            19,635
02/28/94                                                22,346            19,103
03/31/94                                                21,488            18,272
04/30/94                                                22,180            18,506
05/31/94                                                22,822            18,808
06/30/94                                                22,000            18,347
07/31/94                                                22,563            18,949
08/31/94                                                23,936            19,724
09/30/94                                                23,841            19,243
10/31/94                                                24,288            19,674
11/30/94                                                23,807            18,957
12/31/94                                                23,773            19,238
01/31/95                                                23,946            19,736
02/28/95                                                24,572            20,504
03/31/95                                                24,772            21,109
04/30/95                                                25,436            21,729
05/31/95                                                26,083            22,612
06/30/95                                                26,730            23,136
07/31/95                                                27,152            23,902
08/31/95                                                27,908            23,962
09/30/95                                                28,988            24,973
10/31/95                                                28,628            24,883
11/30/95                                                29,556            25,973
12/31/95                                                29,777            26,474
01/31/96                                                30,574            27,374
02/28/96                                                30,846            27,629
03/31/96                                                31,162            27,894
04/30/96                                                31,825            28,305
05/31/96                                                32,566            29,034
06/30/96                                                33,169            29,145
07/31/96                                                31,896            27,858
08/31/96                                                32,229            28,446
09/30/96                                                34,216            30,045
10/31/96                                                35,317            30,874
11/30/96                                                37,973            33,205
12/31/96                                                37,224            32,548
01/31/97                                                39,376            34,578
02/28/97                                                39,533            34,852
03/31/97                                                37,948            33,423
04/30/97                                                39,050            35,415
05/31/97                                                41,637            37,568
06/30/97                                                43,338            39,251

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------
Medicare market. I bought more PacifiCare on what I perceive to be a temporary setback.
   Advanta was overly aggressive in its strategy to pursue market share with low introductory rates. It now has $10 billion in credit card receivables issued to what turned out to be higher risk users. We still own Advanta, but it's the smallest position in our portfolio.
   Other than the preceding stories, the past six months, have been characterized by quality companies, low turnover and more stocks that pleased than disappointed.
   Technology helped us outperform the peer group. Microsoft was one of our best performing stocks. So was Seagate which we sold before the stock fell in the face of stiff competition, and questions about overcapacity. Wal-Mart was another stock that did well for us. We bought it late in 1995 when it was trading at a price that underestimated its growth rate.
   As always, I'm trying to slowly work the cliche buy low and sell high. I added Hewlett Packard and 3Com because their price dipped and I like their fundamentals. And I sold Browning Ferris, Seagate, ConAgra, Colgate when they hit our price objective.
   I've shifted our stake in the healthcare arena so that four of our six healthcare holdings are in drugs and drugstore-type

 HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chase Manhattan Corp.  ............................................. 4.7%
  (Bank)
Kimberly-Clark Corp.  ............................................... 3.1
  (Manufacturing & Marketing Personal Care Products)
American Stores Co.  ................................................ 3.0
  (Retail Store)
Hartford Financial Services Group, Inc.  ............................ 3.0
  (Insurance Company)
Burlington Northern Santa Fe ........................................ 2.8
  (Railroad)
SmithKline Beecham, plc (ADR) ....................................... 2.5
  (Pharmaceuticals)
Intel Corp.  ........................................................ 2.5
  (Microcomputer Components Manufacturer)
Lockheed Martin Corp.  .............................................. 2.4
  (Aerospace/Defense)
Mobil Corp.  ........................................................ 2.4
  (Oil/Gas Exploration & Production)
Bell Atlantic Corp.  ................................................ 2.3
  (Telephone Company)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
3Com Corp.  ........................................................ $30,189
Lockheed Martin Corp.  .............................................. 27,078
Columbia/HCA Healthcare Corp.  ...................................... 26,538
Kimberly-Clark Corp.  ............................................... 22,984
First Data Corp.  ................................................... 22,951


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*ConAgra, Inc.  .................................................... $20,181
*Colgate-Palmolive Co.  ............................................. 19,340
*Seagate Technology, Inc.  .......................................... 18,580
*Motorola, Inc.  .................................................... 18,421
*Browning-Ferris Industries, Inc.  .................................. 18,019

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Oil (Domestic Integrated) ............................................... 7%
Health Care (Diversified) ................................................ 6
Computers (Software & Services) .......................................... 5
Retail (Food Chains) ..................................................... 5
Financial (Diversified) .................................................. 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE EQUITY FUND MANAGER (Continued) products. Changes in medical practices, the aging of America, and the aid the FDA is giving to drug development have created a favorable environment for drug stocks. For example, we bought Smith
Kline Beecham because it had a good pipeline (drugs enroute for FDA approval) and a valuation that was below its peers. Indeed, SmithKline secured FDA approval for wider application of its hepatitis drugs and moved up 65% over the last 12 months.
   Chase Manhattan is still Equity Fund's largest holding and the reason for holding it remains the same: cost cutting.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
         AT JUNE 30, 1997
Large: ($4 Bil. and above)                88%
Medium: ($1 Bil. - $4 Bil.)                6%
Small: (Less than $1 Bil.)                 1%
Cash and Other:                            5%

   Hartford Financial Services, Kimberly Clark, American Stores, Burlington Northern are names that are new to the top ten--but not to the Fund. Again the main theme is cost cutting: The savings and earnings growth Kimberly and Burlington Northern can reap through their respective mergers are pretty easy to visualize. As well, we see Hartford, recently released from ITT, becoming leaner and meaner.
   American Stores has clearly laid plans to consolidate buying and distribution and bring its grocery and drugstore profit margins up to industry levels. We bought the stock believing it could raise its margins and, subsequently its stock price.
   I've made Lockheed Martin a top-ten holding purely because it's a major participant in the aerospace consolidation. And where there is consolidation there can be cost cutting.
   In summary, I think the market is expensive, and that perception has made me a very cost-conscious manager. I also believe, in spite of the high prices, there are values to be found and that you have hired me to find them. And so I will continue forward, knowing you have hired me to invest your money in stocks and making every effort not to pay too much for a stock in a market that seems overpriced.

/s/ Rich Meagley
Rich Meagley,
Equity Fund Manager
-------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 95.4%

AEROSPACE/DEFENSE - 2.4%
       300,000   Lockheed Martin Corp. .............................. $31,069

AUTO PARTS & EQUIPMENT - 2.0%
       740,000   Echlin, Inc. ........................................ 26,640

BANKS (MAJOR REGIONAL) - 2.1%
       420,000   NationsBank Corp. ................................... 27,090

BANKS (MONEY CENTER) - 4.7%
       635,000   Chase Manhattan Corp. ............................... 61,635

BEVERAGES (NON-ALCOHOLIC) - 1.4%
       500,000   PepsiCo, Inc. ....................................... 18,781

BROADCASTING (TELEVISION, RADIO & CABLE) - 2.1%
       900,000   *Viacom, Inc. (Class B) ............................. 27,000

CHEMICALS - 1.6%
       330,000   Du Pont (E.I.)
                 de Nemours & Co. .................................... 20,749

COMPUTERS (HARDWARE) - 2.2%
       500,000   Hewlett-Packard Co. ................................. 28,000

COMPUTERS (NETWORKING) - 1.6%
       475,000   *3Com Corp. ......................................... 21,375

COMPUTERS (SOFTWARE & SERVICES) - 5.5%
       700,000   Electronic Data Systems Corp. ....................... 28,700
       165,000   Microsoft Corp. ..................................... 20,852
       400,000   Oracle Corp. ........................................ 20,150

ELECTRIC COMPANIES - 1.9%
     1,150,000   Houston Industries, Inc. ............................ 24,653

ELECTRICAL EQUIPMENT - 3.6%
       600,000   AMP, Inc. ........................................... 25,050
       340,000   General Electric Co. ................................ 22,227

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 2.5%
       225,000   Intel Corp. ........................................ $31,908

ENTERTAINMENT - 1.6%
       260,000   Walt Disney Co. ..................................... 20,865

FINANCIAL (DIVERSIFIED) - 4.9%
       460,000   Advanta Corp. (Class B) ............................. 16,416
       550,000   Federal Home Loan Mortgage Corp. .................... 18,906
       650,000   Federal National Mortgage Association ............... 28,356

HEALTH CARE (DIVERSIFIED) - 5.7%
       375,000   American Home Products Corp. ........................ 28,687
       300,000   Bristol-Myers Squibb Co. ............................ 24,300
       325,000   Johnson & Johnson ................................... 20,922

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS) - 2.5%
       350,000   SmithKline Beecham, plc (ADR) ....................... 32,069

HEALTH CARE (HOSPITAL MANAGEMENT) - 4.3%
       760,000   Columbia/HCA Healthcare Corp. ....................... 29,878
       400,000   *PacifiCare Health Systems, Inc. (Class B) .......... 25,550

HOUSEHOLD PRODUCTS (NON-DURABLES) - 3.1%
       810,000   Kimberly-Clark Corp. ................................ 40,298

INSURANCE (MULTI-LINE) - 4.5%
       130,000   American International Group, Inc. .................. 19,419
       475,000   Hartford Financial Services Group, Inc. ............. 39,306

MANUFACTURING (DIVERSIFIED) - 3.9%
       275,000   AlliedSignal, Inc. .................................. 23,100
       450,000   Dover Corp. ......................................... 27,675

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                               SAFECO EQUITY FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (DOMESTIC INTEGRATED) - 6.7%
       460,000   Exxon Corp. ........................................ $28,290
       440,000   Mobil Corp. ......................................... 30,745
       260,000   Texaco, Inc. ........................................ 28,275

OIL (INTERNATIONAL INTEGRATED) - 1.7%
       400,000   Royal Dutch Petroleum Co. (ADR) ..................... 21,750

PAPER & FOREST PRODUCTS - 1.6%
       300,000   Willamette Industries, Inc. ......................... 21,000

RAILROADS - 2.7%
       400,000   Burlington Northern Santa Fe ........................ 35,950

RETAIL (DEPARTMENT STORES) - 1.9%
       535,000   May Department Stores Co. ........................... 25,279

RETAIL (FOOD CHAINS) - 5.0%
       700,000   Albertson's, Inc. ................................... 25,550
       800,000   American Stores Co. ................................. 39,500

RETAIL (GENERAL MERCHANDISE) - 2.0%
       785,000   Wal-Mart Stores, Inc. ............................... 26,543

SERVICES (DATA PROCESSING) - 2.1%
       635,000   First Data Corp. .................................... 27,900
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.6%
       575,000   AT&T Corp. ....................................... $  20,161

TELEPHONE - 4.1%
       400,000   Bell Atlantic Corp. ................................. 30,350
       525,000   GTE Corp. ........................................... 23,034

TOBACCO - 1.9%
       550,000   Philip Morris Cos., Inc. ............................ 24,406
                                                                      -------
TOTAL COMMON STOCKS ............................................... 1,240,359
                                                                      -------

TEMPORARY INVESTMENTS - 4.7%

FINANCIAL (DIVERSIFIED)
   $61,445,000   Merrill Lynch & Co.
                 6.20%, due 7/01/97 .................................. 61,445
                                                                      -------
TOTAL TEMPORARY INVESTMENTS .......................................... 61,445
                                                                      -------
TOTAL INVESTMENTS - 100.1% ........................................ 1,301,804
Liabilities, less Other Assets ...................................... (1,276)
                                                                      -------
NET ASSETS ....................................................... $1,300,528
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO INCOME FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the year ended June 30, the Fund returned 27.92%, versus 26.73%, the average for equity-income funds calculated by Lipper Analytical
Services.
   During the most recent six months, SAFECO Income Fund returned 13.41%. While beating the peer group, the fund underperformed the S&P 500 as the first quarter was marked by a few companies which disappointed investor expectations for revenues and earnings. Most notably, 3Com lost value on fears of competition and Advanta's share price sank as the company tried to grow its credit card
business too fast.           [PHOTO OF THOMAS RATH]

   Of late, investors appear to be casting about from sector to sector in search of strong relative earnings and, at the same time, driving a select group of large, high-quality, consistent-growth companies to valuation extremes. It was a period in which market leadership narrowed and larger company stocks outperformed smaller company stocks.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS
     AVERAGE ANNUAL TOTAL RETURN
  FOR THE PERIOD ENDED JUNE 30, 1997
1 Year                                                   27.92%
5 Year                                                   16.86%
10 Year                                                  11.41%
Investment Value As of June 30, 1997
SAFECO Income Fund: $29,449
S&P 500 Index: $39,251
                                             SAFECO Income Fund     S&P 500 Index
06/30/87                                                $10,000           $10,000
07/31/87                                                 10,280            10,507
08/31/87                                                 10,280            10,899
09/30/87                                                 10,591            10,660
10/31/87                                                  8,339             8,364
11/30/87                                                  8,339             7,675
12/31/87                                                  8,297             8,259
01/31/88                                                  8,297             8,607
02/28/88                                                  8,809             9,008
03/31/88                                                  9,127             8,729
04/30/88                                                  9,127             8,826
05/31/88                                                  9,227             8,903
06/30/88                                                  9,667             9,312
07/31/88                                                  9,688             9,276
08/31/88                                                  9,526             8,961
09/30/88                                                  9,800             9,343
10/31/88                                                  9,800             9,602
11/30/88                                                  9,950             9,465
12/31/88                                                  9,872             9,631
01/31/89                                                  9,872            10,336
02/28/89                                                 10,316            10,078
03/31/89                                                 10,361            10,313
04/30/89                                                 10,361            10,848
05/31/89                                                 10,754            11,288
06/30/89                                                 11,090            11,223
07/31/89                                                 11,090            12,237
08/31/89                                                 11,760            12,477
09/30/89                                                 11,858            12,425
10/31/89                                                 11,411            12,137
11/30/89                                                 11,541            12,385
12/31/89                                                 11,769            12,682
01/31/90                                                 11,175            11,831
02/28/90                                                 11,226            11,984
03/31/90                                                 11,311            12,301
04/30/90                                                 10,887            11,994
05/31/90                                                 11,460            13,163
06/30/90                                                 11,414            13,074
07/31/90                                                 11,210            13,032
08/31/90                                                 10,380            11,854
09/30/90                                                  9,953            11,276
10/31/90                                                  9,714            11,228
11/30/90                                                 10,308            11,953
12/31/90                                                 10,504            12,287
01/31/91                                                 10,912            12,822
02/28/91                                                 11,541            13,739
03/31/91                                                 11,716            14,072
04/30/91                                                 11,843            14,106
05/31/91                                                 12,201            14,715
06/30/91                                                 11,894            14,041
07/31/91                                                 12,232            14,695
08/31/91                                                 12,603            15,044
09/30/91                                                 12,584            14,792
10/31/91                                                 12,715            14,991
11/30/91                                                 12,190            14,386
12/31/91                                                 12,946            16,032
01/31/92                                                 13,046            15,734
02/28/92                                                 13,087            15,939
03/31/92                                                 12,961            15,628
04/30/92                                                 13,340            16,087
05/31/92                                                 13,466            16,166
06/30/92                                                 13,515            15,925
07/31/92                                                 14,017            16,577
08/31/92                                                 13,915            16,237
09/30/92                                                 14,063            16,428
10/31/92                                                 13,804            16,485
11/30/92                                                 14,158            17,044
12/31/92                                                 14,431            17,254
01/31/93                                                 14,746            17,398
02/28/93                                                 15,026            17,635
03/31/93                                                 15,535            18,007
04/30/93                                                 15,323            17,571
05/31/93                                                 15,526            18,040
06/30/93                                                 15,607            18,093
07/31/93                                                 15,526            18,020
08/31/93                                                 16,036            18,702
09/30/93                                                 16,081            18,559
10/31/93                                                 16,361            18,943
11/30/93                                                 16,162            18,763
12/31/93                                                 16,242            18,990
01/31/94                                                 16,773            19,635
02/28/94                                                 16,398            19,103
03/31/94                                                 15,826            18,272
04/30/94                                                 16,011            18,506
05/31/94                                                 16,020            18,808
06/30/94                                                 15,785            18,347
07/31/94                                                 16,272            18,949
08/31/94                                                 16,787            19,724
09/30/94                                                 16,559            19,243
10/31/94                                                 16,530            19,674
11/30/94                                                 15,945            18,957
12/31/94                                                 16,065            19,238
01/31/95                                                 16,473            19,736
02/28/95                                                 16,987            20,504
03/31/95                                                 17,469            21,109
04/30/95                                                 17,843            21,729
05/31/95                                                 18,363            22,612
06/30/95                                                 18,590            23,136
07/31/95                                                 19,316            23,902
08/31/95                                                 19,455            23,962
09/30/95                                                 20,044            24,973
10/31/95                                                 19,824            24,883
11/30/95                                                 20,516            25,973
12/31/95                                                 20,942            26,474
01/31/96                                                 21,611            27,374
02/28/96                                                 21,665            27,629
03/31/96                                                 21,922            27,894
04/30/96                                                 22,008            28,305
05/31/96                                                 22,736            29,034
06/30/96                                                 23,021            29,145
07/31/96                                                 22,372            27,858
08/31/96                                                 22,794            28,446
09/30/96                                                 23,847            30,045
10/31/96                                                 24,728            30,874
11/30/96                                                 26,026            33,205
12/31/96                                                 25,967            32,548
01/31/97                                                 26,987            34,578
02/28/97                                                 27,024            34,852
03/31/97                                                 26,032            33,423
04/30/97                                                 26,391            35,415
05/31/97                                                 28,284            37,568
06/30/97                                                 29,449            39,251

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE INCOME FUND MANAGER (Continued)

   As valuations have climbed to extreme levels relative to interest rates and the earnings outlook, I have become increasingly cautious about the outlook for the stock market. The strong rally we enjoyed in the second quarter was driven in a large part by a fairly dramatic decline in long-term interest rates. I am concerned that stock prices will suffer should interest rates reverse and move higher.
   In this environment, I have become more conservative in selecting companies and securities for investment. There has been greater emphasis in the Fund on current dividend yield and less emphasis on technology sector investments. However, companies that provide computer-based services for others have underperformed the market and look attractive at current prices. Hence, I'm looking for good things from our holdings in First Data Corporation, EDS and Automatic Data Processing.
   I continue to seek high-quality companies with dominant market positions, strong balance sheets and cash flow, attractive earnings growth prospects, and reasonable stock prices. I recently found these traits--and purchased

 HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chancellor Broadcasting Co. 7.00% Convertible ...................... 3.4%
  (Radio Stations)
First Financial Management
  5.00%, due 12/15/99 ............................................... 3.2
  (Information Processor)
American Home Products Corp.  ....................................... 3.0
  (Pharmaceuticals)
Philip Morris Cos., Inc.  ........................................... 2.9
  (Food, Beverage & Tobacco Company)
MICROS Systems, Inc.  ............................................... 2.8
  (Electronic Cash Register Manufacturer)
Mobil Corp.  ........................................................ 2.8
  (Oil/Gas Exploration & Production)
J.C. Penney Co., Inc.  .............................................. 2.5
  (Department Store)
Texaco, Inc.  ....................................................... 2.5
  (Oil Company)
Hartford Financial Services Group, Inc.  ............................ 2.3
  (Insurance Company)
Washington Mutual Savings Bank ...................................... 2.3
  (Savings & Loan)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Chancellor Broadcasting Co. 7.00% Convertible ....................... $8,770
Lockheed Martin Corp.  ............................................... 6,569
Mobil Corp.  ......................................................... 6,522
Unisource Worldwide, Inc.  ........................................... 6,123
MICROS Systems, Inc.  ................................................ 5,490


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Seagate Technology, Inc.  ......................................... $12,948
Philip Morris Cos., Inc.  ............................................ 8,801
*Colgate-Palmolive Co.  .............................................. 7,168
*Xilinx, Inc. 5.25% 11/1/02 (144A) ................................... 5,740
*American List Corp.  ................................................ 4,870

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Oil (Domestic Integrated) ............................................... 8%
Financial (Diversified) .................................................. 8
Tobacco .................................................................. 5
Health Care (Diversified) ................................................ 4
Telephone ................................................................ 4
----------------------------------------------------------------------------
* Security sold, no longer in portfolio

------------------------------------------------------------------
------------------------------------------------------------------
them for the Fund-- in First Industrial Realty Trust, which specializes in industrial properties; Bristol-Myers Squibb, which was cheap relative to other drug stocks and benefiting from new financial leadership; Weyerhaeuser, because paper prices have been depressed and are ready to recover; and Stage Stores, a small company that is finding success operating department stores in smaller markets.
   It seems the higher up the capitalization chain you go, the harder it is to find value. In fact, I am finding small companies far more attractive than large companies these days, and consequently about 21% of net assets are currently invested in smaller companies. Our top ten holdings contain two small caps that contributed significantly to returns: Chancellor Broadcasting, an owner of radio stations, and MICROS Systems, a software company that serves the hospitality industry.
   SAFECO Income Fund invests in convertible securities for their rich dividends. During the period, I initiated new convertible positions in Adaptec, HMT Technologies, Chancellor Broadcasting, Checkpoint systems and IKON Office Solutions. However, it has been hard to find other high-yielding securities in which to invest. At June 30, our cash had climbed to 6.7% of net assets. The remaining net assets were 69.3% invested in common stocks, and 24.4% in convertible securities.
   The Income Fund continues to be well diversified, representing all economic sectors and companies with market capitalizations ranging from very large to very small. Going forward, I will continue to position the Fund somewhat defensively with high-quality, consistently growing companies.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
         AT JUNE 30, 1997
Common Stocks
Large: ($4 Bil. and above)                52%
Medium: ($1 Bil. - $4 Bil.)                5%
Small: (Less than $1 Bil.)                12%
Preferred Stocks:                         14%
Corporate Bonds:                          10%
Cash and Other:                            7%

/s/ Thomas E. Rath
Thomas E. Rath,
Income Fund Manager
-------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 69.3%

AEROSPACE/DEFENSE - 2.2%
        75,000   Lockheed Martin Corp. .............................. $ 7,767

BANKS (MAJOR REGIONAL) - 3.5%
        45,674   NationsBank Corp. .................................... 2,946
        46,100   Norwest Corp. ........................................ 2,593
       105,000   US Bancorp ........................................... 6,733

BANKS (MONEY CENTER) - 1.9%
        70,000   Chase Manhattan Corp. ................................ 6,794

COMPUTERS (HARDWARE) - 2.8%
       234,100   *MICROS Systems, Inc. ................................ 9,832

COMPUTERS (SOFTWARE & SERVICES) - 0.8%
        70,000   Electronic Data Systems Corp. ........................ 2,870

ELECTRIC COMPANIES - 2.8%
       220,000   Houston Industries, Inc. ............................. 4,716
       125,000   NIPSCO Industries, Inc. .............................. 5,164

ELECTRICAL EQUIPMENT - 3.0%
       155,000   AMP, Inc. ............................................ 6,471
        60,000   General Electric Co. ................................. 3,923

FINANCIAL (DIVERSIFIED) - 3.5%
       140,000   Federal National Mortgage Association ................ 6,108
       327,500   Medallion Financial Corp. ............................ 6,264

FOODS - 1.9%
        12,400   CPC International, Inc. .............................. 1,145
        85,000   ConAgra, Inc. ........................................ 5,451

HEALTH CARE (DIVERSIFIED) - 4.2%
       140,000   American Home Products Corp. ........................ 10,710
        50,000   Bristrol-Myers Squibb Co. ............................ 4,050

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS) - 0.9%
        30,000   Merck and Co., Inc. ................................. $3,105

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.9%
       135,000   Kimberly-Clark Corp. ................................. 6,716

INSURANCE (MULTI-LINE) - 2.4%
       100,000   Hartford Financial Services Group, Inc. .............. 8,275

MANUFACTURING (DIVERSIFIED) - 1.9%
        65,000   Minnesota Mining & Manufacturing Co. ................. 6,630

NATURAL GAS - 1.0%
       135,000   Northwest Natural Gas Co. ............................ 3,535

OFFICE EQUIPMENT & SUPPLIES - 1.8%
       400,000   Unisource Worldwide, Inc. ............................ 6,400

OIL (DOMESTIC INTEGRATED) - 7.0%
       100,000   Exxon Corp. .......................................... 6,150
       140,000   Mobil Corp. .......................................... 9,783
        80,000   Texaco, Inc. ......................................... 8,700

OIL (INTERNATIONAL INTEGRATED) - 1.5%
       100,000   Royal Dutch Petroleum Co. (ADR) ...................... 5,438

OIL & GAS (EXPLORATION & PRODUCTION) - 0.3%
        22,000   *Nuevo Energy Co. ...................................... 902

PAPER & FOREST PRODUCTS - 1.0%
        70,000   Weyerhaeuser Co. ..................................... 3,640

PERSONAL CARE - 1.1%
        74,600   International Flavors & Fragrances, Inc. ............. 3,767

RAILROADS - 2.1%
       126,434   GATX Corp. ........................................... 7,302

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
REAL ESTATE--NON-AFFILIATED - 2.3%
       105,000   First Industrial Realty Trust, Inc. ................ $ 3,071
       148,600   Omega Healthcare Investors, Inc. ..................... 4,857

RETAIL (DEPARTMENT STORES) - 2.5%
       170,000   J.C. Penney Co., Inc. ................................ 8,872

RETAIL (FOOD CHAINS) - 1.0%
        70,000   American Stores Co. .................................. 3,456

RETAIL (SPECIALTY--APPAREL) - 1.4%
       191,400   Stage Stores, Inc. ................................... 5,000

SAVINGS & LOAN COMPANIES - 2.3%
       136,642   Washington Mutual Savings Bank ....................... 8,164

SERVICES (COMMERCIAL & CONSUMER) - 0.7%
       274,600   *Ultrak, Inc. ........................................ 2,437

TELECOMMUNICATIONS (LONG DISTANCE) - 0.9%
        90,000   AT&T Corp. ........................................... 3,156

TELEPHONE - 2.0%
       160,000   GTE Corp. ............................................ 7,020

TOBACCO - 4.9%
       229,000   Philip Morris Cos., Inc. ............................ 10,162
       215,000   RJR Nabisco Holdings Corp. ........................... 7,095

WASTE MANAGEMENT - 1.8%
       275,900   Landauer, Inc. ....................................... 6,397
                                                                       ------
TOTAL COMMON STOCKS ................................................. 243,567
                                                                       ------
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

PREFERRED STOCKS - 14.1%

BROADCASTING (TELEVISION, RADIO & CABLE) - 3.4%
       170,000   Chancellor Broadcasting Co. 7.00% Convertible ...... $11,815

COMPUTERS (NETWORKING) - 1.1%
       100,000   #Vanstar Financing Trust 6.75% Convertible (144A) .... 3,950

CONTAINERS (METAL & GLASS) - 1.8%
       125,000   Crown Cork & Seal 4.50% Convertible .................. 6,313

FINANCIAL (DIVERSIFIED) - 1.5%
       150,000   Advanta Corp. Class B Series 95 SAILS ................ 5,137

INSURANCE (LIFE/HEALTH) - 1.1%
        52,000   American Banks Insurance Series B Convertible ........ 3,744

OFFICE EQUIPMENT & SUPPLIES - 1.1%
        60,000   IKON Office Solutions, Inc. 5.04% Convertible ........ 3,862

OIL & GAS (EXPLORATION & PRODUCTION) - 0.6%
        44,800   Nuevo Energy Co. $2.875 Convertible .................. 2,140

TELEPHONE - 2.0%
       115,400   Salomon, Inc. 6.25% Exchangeable Convertible to Cincinnati
                 Bell, Inc. ........................................... 7,371

WASTE MANAGEMENT - 1.5%
       160,000   Browning Ferris Industries, Inc. 7.25% "ACES" ........ 5,320
                                                                       ------
TOTAL PREFERRED STOCKS ............................................... 49,652
                                                                       ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                               SAFECO INCOME FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
CORPORATE BONDS - 10.3%

CONVERTIBLE SUBORDINATED DEBENTURES:

AIRLINES - 0.4%
    $1,605,000   Alaska Air Group, Inc. 6.875%, due 6/15/14 ......... $ 1,585

BIOTECHNOLOGY - 0.8%
     2,400,000   Bindley Western Industries, Inc. 6.50%, due
                 10/01/02 ............................................. 2,751

COMPUTERS (HARDWARE) - 1.1%
     1,000,000   HMT Technology 5.75%, due 1/15/04 ...................... 825
     3,500,000   #HMT Technology (144A) 5.75%, due 1/15/04 ............ 2,887

ELECTRONICS (SEMICONDUCTORS) - 0.8%
     3,000,000   #Adaptec, Inc. (144A) 4.75%, due 2/01/04 ............. 2,966

FINANCIAL (DIVERSIFIED) - 3.2%
     5,500,000   First Financial Management Convertible to First Data Corp.
                 5.00%, due 12/15/99 ................................. 11,172

OIL (DOMESTIC INTEGRATED) - 1.2%
     2,500,000   Pennzoil Co. 6.50%, due 1/15/03 ...................... 4,375

PUBLISHING - 0.9%
     3,000,000   #Thomas Nelson, Inc. (144A) 5.75%, due 11/30/99 ...... 3,075

RETAIL (BUILDING SUPPLIES) - 1.0%
     3,000,000   Home Depot, Inc. 3.25%, due 10/01/01 ................. 3,390

SERVICES (COMMERCIAL & CONSUMER) - 0.9%
     3,000,000   #Checkpoint Systems (144A) 5.25%, due 11/01/05 ....... 3,184
                                                                       ------
TOTAL CORPORATE BONDS ................................................ 36,210
                                                                       ------
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 6.7%

INVESTMENT COMPANIES:
   $17,666,842   SSgA Money Market Portfolio ....................... $ 17,667
     6,067,107   SSgA U.S. Treasury Money Market Portfolio ............ 6,067
                                                                       ------
TOTAL TEMPORARY INVESTMENTS .......................................... 23,734
                                                                       ------
TOTAL INVESTMENTS - 100.4% .......................................... 353,163
Liabilities, less Other Assets ...................................... (1,513)
                                                                       ------
NET ASSETS ......................................................... $351,650
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". At June 30, 1997, such securities are HMT Technology
  (144A) at 5.75%, acquired 1/14/97, due 1/15/04, Adaptec, Inc. (144A) at 4.75%,
  acquired 6/11/97, due 2/01/04, Checkpoint Systems (144A) at 5.25%, acquired 3/12/97, due 11/01/05 and Thomas Nelson, Inc. (144A) at 5.75%, acquired 9/19/96, due 11/30/99. The cost of such securities is $12,755,625 and total value is 3.6% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO NORTHWEST FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Returning 22.47%, the SAFECO Northwest Fund lagged the growth fund peer group at 23.96% for the year ended June 30. By migrating to larger companies, we've closed the performance gap: For the quarter just ended the fund returned 16.87% while the growth peer group delivered 15.82% according to Lipper Analytical Services.
                         [PHOTO OF WILLIAM B. WHITLOW]

   Clearly the quarter and year have belonged to large cap stocks. Since becoming Fund Manager in April, I've jettisoned the small companies that held us under the broad market and re-invested in larger capitalization companies.
   Within the Northwest Universe, only 11 stocks are over $4 billion in market capitalization and we now own seven of them. These large companies--especially Microsoft and Washington Mutual--helped us outperform in the last three months.
   Washington Mutual, aided by its acquisition of Great Western Savings, significantly outperformed the S&P. Our overweighting in financials gave performance a further boost as banks and savings and loans in

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   PERFORMANCE OVERVIEW -- NO-LOAD CLASS
        AVERAGE ANNUAL TOTAL RETURN
     FOR THE PERIOD ENDED JUNE 30, 1997

1 Year                                                           22.47%
5 Year                                                           13.64%
Since Inception                                                  13.10%
Investment Value As of June 30, 1997
SAFECO Northwest Fund: $21,804*
S&P 500 Index: $28,568
Northwest 50TM Index: $26,156
                                                                                              Northwest 50TM
                                                  SAFECO Northwest Fund     S&P 500 Index              Index
02/28/91                                                        $10,000           $10,000            $10,000
03/31/91                                                         10,295            10,242             10,409
04/30/91                                                         10,597            10,267             10,666
05/31/91                                                         10,958            10,710             11,305
06/30/91                                                         10,317            10,220             10,552
07/31/91                                                         10,932            10,696             11,063
08/31/91                                                         11,385            10,949             11,510
09/30/91                                                         11,106            10,766             11,292
10/31/91                                                         10,995            10,911             11,285
11/30/91                                                         10,318            10,471             10,836
12/31/91                                                         11,573            11,669             12,133
01/31/92                                                         12,072            11,452             12,767
02/28/92                                                         12,459            11,601             12,958
03/31/92                                                         12,185            11,375             12,545
04/30/92                                                         11,757            11,709             11,973
05/31/92                                                         11,879            11,766             11,865
06/30/92                                                         11,504            11,591             11,450
07/31/92                                                         11,769            12,065             11,567
08/31/92                                                         11,453            11,818             11,250
09/30/92                                                         11,931            11,957             11,693
10/31/92                                                         12,329            11,998             12,156
11/30/92                                                         12,850            12,406             12,701
12/31/92                                                         13,202            12,558             12,725
01/31/93                                                         13,255            12,663             12,821
02/28/93                                                         12,605            12,835             12,420
03/31/93                                                         13,097            13,106             12,932
04/30/93                                                         12,563            12,789             12,641
05/31/93                                                         12,835            13,130             12,953
06/30/93                                                         12,715            13,169             12,675
07/31/93                                                         12,610            13,116             12,220
08/31/93                                                         12,966            13,612             12,721
09/30/93                                                         12,957            13,508             12,434
10/31/93                                                         13,125            13,787             12,881
11/30/93                                                         13,178            13,656             13,158
12/31/93                                                         13,338            13,821             13,334
01/31/94                                                         13,574            14,291             13,737
02/28/94                                                         13,917            13,904             13,941
03/31/94                                                         13,327            13,299             13,449
04/30/94                                                         13,295            13,470             13,409
05/31/94                                                         13,499            13,689             13,611
06/30/94                                                         13,154            13,354             13,198
07/31/94                                                         13,347            13,792             13,300
08/31/94                                                         13,948            14,356             14,068
09/30/94                                                         13,629            14,005             13,530
10/31/94                                                         13,499            14,319             13,449
11/30/94                                                         13,164            13,798             13,209
12/31/94                                                         13,131            14,002             13,281
01/31/95                                                         13,294            14,365             13,224
02/28/95                                                         13,629            14,924             13,668
03/31/95                                                         14,085            15,364             14,102
04/30/95                                                         14,269            15,816             14,526
05/31/95                                                         14,486            16,458             14,528
06/30/95                                                         15,200            16,840             15,409
07/31/95                                                         15,992            17,397             15,993
08/31/95                                                         16,133            17,440             16,299
09/30/95                                                         16,220            18,176             16,897
10/31/95                                                         16,029            18,111             16,507
11/30/95                                                         15,995            18,904             16,753
12/31/95                                                         15,780            19,269             16,957
01/31/96                                                         15,930            19,924             17,518
02/28/96                                                         16,415            20,110             17,921
03/31/96                                                         17,409            20,303             17,826
04/30/96                                                         17,882            20,602             18,898
05/31/96                                                         18,183            21,132             19,204
06/30/96                                                         17,804            21,213             19,123
07/31/96                                                         16,960            20,276             18,188
08/31/96                                                         17,503            20,704             19,088
09/30/96                                                         17,778            21,868             19,583
10/31/96                                                         17,327            22,471             19,446
11/30/96                                                         18,088            24,168             20,852
12/31/96                                                         18,153            23,689             21,348
01/31/97                                                         19,469            25,168             22,302
02/28/97                                                         19,481            25,366             22,719
03/31/97                                                         18,656            24,326             22,097
04/30/97                                                         19,327            25,776             23,084
05/31/97                                                         20,617            27,343             24,975
06/30/97                                                         21,804            28,568             26,156
* The Funds inception was February 7, 1991.
Graph and average annual return comparison
begins February 28, 1991.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               REPORT FROM THE NORTHWEST FUND MANAGER (Continued) general continued to benefit by low interest rates, consolidation and a strong Northwest economy during the period.
   Managing the Northwest Fund, I won't be timing the market or making big sector bets. I'll just work to pick good stocks. I'll do that using intuition I've built on 21 years of experience, and the SAFECO research team.
   Only one of my stock picking rules is hard and fast: I only buy companies that I, or one of our researchers, has visited and know well. Other than that, I favor companies with valuations that are low compared to their industry group or their own historical range, and that have good earnings outlooks.
   I plan to hold 30 to 40 stocks of mid-to-large companies, giving the heaviest weightings to industries that drive the Northwest economy. That'd be export-related companies, technology and health-care. Indeed, the most substantial additions I've made were to technology and healthcare.
   From computer hardware and software to biotech and telecommunications, there is no doubt that developing technology is this region's strong suit. For that reason, our largest position is Microsoft. I don't think there's a more powerful company in the

 HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Microsoft Corp.  ................................................... 6.3%
  (Personal Computer Software)
Washington Mutual Savings Bank ...................................... 5.0
  (Savings & Loan)
Schnitzer Steel Industries, Inc.  ................................... 4.4
  (Steel Manufacturing)
Boeing Co.  ......................................................... 4.4
  (Aerospace)
Costco Companies, Inc.  ............................................. 4.0
  (Wholesale Membership Warehouse)
Starbucks Corp.  .................................................... 3.7
  (Beverage Retailer)
Sterling Financial Corp.  ........................................... 3.7
  (Savings & Loan Holding Co.)
Albertson's, Inc.  .................................................. 3.5
  (Retail Grocer)
Alaska Air Group, Inc.  ............................................. 3.2
  (Airlines)
Emeritus Corp.  ..................................................... 3.1
  (Health Care)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Alaska Air Group, Inc.  ............................................. $1,652
Oregon Metallurgical Corp.  .......................................... 1,617
PacifiCare Health Systems, Inc. (Class B) ............................ 1,573
Hewlett-Packard Co.  ................................................. 1,553
Physio-Control International Corp.  .................................. 1,490


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
US Bancorp .......................................................... $1,750
*Monaco Coach Corp.  ................................................. 1,208
Microsoft Corp.  ..................................................... 1,177
*Flir Systems, Inc.  ................................................. 1,095
*Airborne Freight Corp.  ............................................... 828

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Savings & Loan Companies ............................................... 12%
Banks (Major Regional) ................................................... 9
Iron & Steel ............................................................. 8
Computer (Software & Services) ........................................... 7
Aerospace/Defense ........................................................ 7
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------
Northwest. However, I bought more Hewlett Packard to further expose the Fund to this growing sector.
   And, after visiting, I added Physio-Control to our portfolio.
Physio's defibrillators are well-positioned in the marketplace and its stock price was right. I also added Pacificare a health maintenance organization that controls 25% of the Medicare market. Pacificare's stock price slipped on disappointing earnings, and it was simply a matter of "When bad things happen to good companies, we buy them".
   I also started a position in Alaska Airlines, a company I have followed for two decades. Alaska is American's top rated airline and people on the West Coast have money to fly it.
   I added to our position in Expeditors International to capitalize on the geographic advantage it has in international trade. Schnitzer Steel, even though it lagged the broad market, is also an export play. Schnitzer will gain with growth of scrap steel exports to the Pacific Rim.
   Finally the requisite Boeing discussion: Boeing is not only at a positive point in its business cycle, the company is reinventing itself. Acquiring McDonnell Douglas and Rockwell and increasing its airplane maintenance business, Boeing will achieve a better business mix. The company stands to become less cyclical and even more formidable.
   In addition to investing in areas where we expect growth, I'm investing only in companies that we know. Such intimacy helps me know when to buy and when to sell a stock. In general, I will sell when a stock has reached our price target, the fundamentals have deteriorated, or to raise cash to invest in a better opportunity.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
         AT JUNE 30, 1997
Large: ($4 Bil. and above)                42%
Medium: ($1 Bil. - $4 Bil.)               14%
Small: (Less than $1 Bil.)                43%
Cash and Other:                            1%

   Right now, I see the Northwest itself as a better opportunity. As far as the economists' eyes can see, our regional economy is set to outperform the national economy, which should benfit the Northwest Fund.

/s/ Bill Whitlow
Bill Whitlow,
Northwest Fund Manager
-------------------------------

Bill Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.6%

AEROSPACE/DEFENSE - 6.7%
        44,200   Boeing Co. .......................................... $2,345
        21,000   Precision Castparts Corp. ............................ 1,252

AIR FREIGHT - 2.0%
        37,200   Expeditors International of Washington, Inc. ......... 1,055

AIRLINES - 3.2%
        67,000   *Alaska Air Group, Inc. .............................. 1,717

BANKS (MAJOR REGIONAL) - 8.6%
        22,620   *Cascade Bancorp ....................................... 905
        65,915   Northrim Bank .......................................... 725
        25,000   US Bancorp ........................................... 1,603
        43,975   West Coast Bancorp, Inc. ............................. 1,374

BEVERAGES (ALCOHOLIC) - 0.8%
        58,200   *Redhook Ale Brewery, Inc. ............................. 407

BUILDING MATERIALS - 1.7%
        40,000   TJ International, Inc. ................................. 940

CHEMICALS (DIVERSIFIED) - 1.0%
       225,200   *Consep, Inc. .......................................... 563

COMPUTERS (HARDWARE) - 4.7%
        30,000   Hewlett-Packard Co. .................................. 1,680
        40,000   Sequent Computer Systems, Inc. ......................... 843

COMPUTERS (SOFTWARE & SERVICES) - 6.7%
        27,500   *Mentor Graphics Corp. ................................. 254
        26,600   *Microsoft Corp. ..................................... 3,362

ELECTRIC COMPANIES - 3.4%
        62,600   Houston Industries, Inc. ............................. 1,342
        12,000   Public Service Co. of Colorado ......................... 498

ELECTRICAL EQUIPMENT - 2.3%
        29,000   AMP, Inc. ............................................ 1,211

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 5.4%
        11,200   *Intel Corp. ........................................ $1,588
        23,000   *Lattice Semiconductor Corp. ......................... 1,300

FOOTWEAR - 2.2%
        20,000   NIKE, Inc. ........................................... 1,167

HEALTH CARE (LONG TERM CARE) - 4.6%
        29,200   *Assisted Living Concepts, Inc. ........................ 807
       114,600   *Emeritus Corp. ...................................... 1,690

HEALTH CARE (HOSPITAL MANAGEMENT) - 2.7%
        23,000   *PacifiCare Health Systems, Inc. (Class B) ........... 1,469

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 3.0%
       107,000   *Physio-Control International Corp. .................. 1,605

IRON & STEEL - 7.9%
        50,000   *Oregon Metallurgical Corp. .......................... 1,406
        23,100   Oregon Steel Mills, Inc. ............................... 461
        80,000   Schnitzer Steel Industries, Inc. ..................... 2,380

NATURAL GAS - 0.9%
        30,400   Cascade Natural Gas Corp. .............................. 498

RAILROADS - 3.0%
        18,000   Burlington Northern Santa Fe ......................... 1,618

RESTAURANTS - 3.7%
        51,000   Starbucks Corp. ...................................... 1,986

RETAIL (DEPARTMENT STORES) - 1.4%
        15,600   Nordstrom, Inc. ........................................ 765

RETAIL (FOOD CHAINS) - 3.7%
        51,500   Albertson's, Inc. .................................... 1,880
         2,284   *Quality Food Centers, Inc. ............................. 87

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (GENERAL MERCHANDISE) - 4.0%
        65,600   Costco Companies, Inc. ............................. $ 2,157

RETAIL (SPECIALTY) - 3.1%
        73,000   *Hollywood Entertainment Corp. ....................... 1,670

SAVINGS & LOAN COMPANIES - 11.9%
        33,000   Interwest Savings Bank ............................... 1,304
       106,000   *Sterling Financial Corp. ............................ 1,974
        45,200   Washington Mutual Savings Bank ....................... 2,701
        19,829   WesterFed Financial Corp. .............................. 406
                                                                        -----
TOTAL COMMON STOCKS .................................................. 52,995
                                                                        -----
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 1.5%

INVESTMENT COMPANIES:
      $834,138   SSgA Money Market Portfolio ......................... $  834
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 834
                                                                        -----
TOTAL INVESTMENTS - 100.1% ........................................... 53,829
Liabilaties, less Other Assets ......................................... (72)
                                                                        -----
NET ASSETS .......................................................... $53,757
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                           SAFECO INTERNATIONAL FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO International Fund beat its peer funds and benchmark Index for the year ended June 30, 1997. The Fund delivered 21.24%, while the Lipper Analytical Services average return for international funds was 16.54% and the MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) index posted 11.07%. For the six months just ended the Fund returned 8.67%.
   During the early part of the year, no individual theme made a significant contribution--either positive or negative--to overall performance, although there were a number of good individual stock performances which helped the portfolio, particularly in the Healthcare Needs and Positive Banking Environment themes.
   Themes directed at the developing markets in the Far East have disappointed throughout 1997. Increased Consumer Spending in the Pacific Basin and Infrastructural Development have had a negative impact on the Fund.
   With the notable exception of the developing markets in the Pacific Basin, equity markets

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      PERFORMANCE OVERVIEW -- NO-LOAD CLASS
           AVERAGE ANNUAL TOTAL RETURN
        FOR THE PERIOD ENDED JUNE 30, 1997

1 Year                                                                    21.24%
Since Inception                                                           16.49%
Investment Value As of June 30, 1997
SAFECO International Fund: $12,414*
EAFE: $11,686
                                                       SAFECO International Fund       EAFE
01/30/96                                                                 $10,000    $10,000
02/28/96                                                                   9,940     10,036
03/31/96                                                                  10,040     10,252
04/30/96                                                                  10,290     10,553
05/31/96                                                                  10,250     10,361
06/30/96                                                                  10,240     10,422
07/31/96                                                                   9,840     10,120
08/31/96                                                                  10,240     10,145
09/30/96                                                                  10,454     10,417
10/31/96                                                                  10,585     10,313
11/30/96                                                                  11,249     10,725
12/31/96                                                                  11,423     10,590
01/30/97                                                                  11,382     10,206
02/28/97                                                                  11,534     10,359
03/31/97                                                                  11,463     10,383
04/30/97                                                                  11,514     10,424
05/31/97                                                                  12,050     11,088
06/30/97                                                                  12,414     11,686
* Graph and average annual return data is measured
from January 31, 1996, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------
worldwide have thus far done well during 1997.
   In the UK, strong corporate earnings, particularly from financial-services sector, and the expectation of even more corporate restructuring by major companies have been underpinning valuations. The initial actions of the country's new Labour government have been a source of encouragement to the market.
   The weaknesses of the Deutschemark stimulated a recovery in Germany's export-oriented manufacturing sector in the early part of the year and, during the second quarter, foreign orders have increased at a steady pace. The domestic economy remains in the doldrums, however.
   Far Eastern markets performed poorly during the first three months due to fears about the upward direction of U.S. interest rates and continued net outflows by foreign investors. During the second quarter in Malaysia, concern about strong consumer spending a rising level of imports, high labor costs and a possible oversupply of property all contributed to drive the market downwards. The ongoing financial crisis in Thailand resulted in 25%

 HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Novartis AG ........................................................ 5.0%
  (Pharmaceuticals)
National Australia Bank, Ltd.  ...................................... 3.2
  (Banking & Finance)
Canon, Inc.  ........................................................ 2.7
  (Office Equipment)
Lloyds Bank, plc .................................................... 2.6
  (Banking & Finance)
B.A.T. Industries, plc .............................................. 2.6
  (Tobacco)
Barclays, plc ....................................................... 2.6
  (Banking & Finance)
Schweizerische Rueckversicherungs- Gesellschaft ..................... 2.5
  (Insurance)
Internationale Nederlanden Groep NV ................................. 2.5
  (Banking & Finance)
ABN Amro Holdings NV ................................................ 2.2
  (Banking & Finance)
Development Bank of Singapore, Ltd.  ................................ 2.1
  (Banking & Finance)

                                                                  PERCENT OF
TOP FIVE COUNTRIES                                                NET ASSETS
----------------------------------------------------------------------------
United Kingdom ......................................................... 32%
Switzerland ............................................................. 13
Netherlands ............................................................. 10
Australia ................................................................ 7
Singapore ................................................................ 7


TOP FIVE PURCHASES                                                      COST
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Nestle SA ............................................................. $230
VEBA AG ................................................................ 154
Barclays, plc .......................................................... 118
General Electric Co., plc .............................................. 113
HSBC Holdings, plc ..................................................... 100

TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
HSBC Holdings, plc .................................................... $102
*Iberdrola SA ........................................................... 95
*Thai Farmers Bank Public Co., Ltd.  .................................... 73
Hoechst AG .............................................................. 59
*Guinness, plc .......................................................... 47
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             REPORT FROM THE INTERNATIONAL FUND MANAGER (Continued) decline in the market over the most recent three months.
   Though we didn't much participate, the Japanese market gained 22% during the second quarter. Despite continued speculation that interest rates are set to rise, and mixed prospects for economic growth, foreigners continue to increase their investments in Japan. Little attention is being paid to the current paltry state of the financial sector where banks are continuing to struggle under the burden of their bad debts.
   Our outlook for the remainder of the year remains the same. The low-growth, low-inflationary environment will continue to provide a favorable backdrop for equity investments. Nevertheless, the upward movement of most markets has driven up valuations relative to earnings growth and this fact remains uppermost in our minds.
   The July budget in the UK will be a key determining factor on how that market fares for the remainder of the year. The ongoing uncertainty regarding European Monetary Union will affect the performance of European markets over the coming months.
   We will continue to have a very selective approach to investments in the Far East, although we feel that the bear market in the region, which commenced in 1993, is closer to the end than the beginning. We remain convinced that the Japanese market is overvalued, although we continue to monitor companies there in search of worthwhile investment opportunities.
   We do not believe any significant change has taken place in the underlying fundamentals of the portfolio and accordingly our strategy remains unaltered.

Bank of Ireland
Asset Management (U.S.) Limited.
-------------------------------

The Bank of Ireland Asset Management (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO INTERNATIONAL FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 95.2%

AUSTRALIA - 7.2%
        16,000   Broken Hill Proprietary Co., Ltd. ..................... $234
                 (Metals & Mining)
        32,000   National Australia Bank, Ltd. .......................... 455
                 (Banking & Finance)
        43,600   News Corp., Ltd. ....................................... 208
                 (Television & Publishing)
        22,100   WMC, Ltd. .............................................. 138
                 (Metals & Mining)

FINLAND - 0.6%
         3,750   Kymmene Oy Corp. ........................................ 87
                 (Paper & Forest Products)

FRANCE - 2.0%
           670   Elf Aquitaine ........................................... 72
                 (Oil & Gas)
         2,400   Michelin "B" ........................................... 144
                 (Tire & Rubber)
           710   Total SA ................................................ 72
                 (Oil & Gas)

GERMANY - 6.2%
         5,055   Hoechst AG ............................................. 215
                 (Chemicals)
           670   Mannesmann AG .......................................... 299
                 (Machinery & Engineering)
         2,370   Siemens AG ............................................. 141
                 (Electrical Equipment & Electronics)
         4,165   VEBA AG ................................................ 234
                 (Utilities - Electric)

HONG KONG - 1.5%
         7,400   HSBC Holdings, plc ..................................... 223
                 (Banking & Finance)

INDONESIA - 3.1%
        37,000   PT Gudang Garam ........................................ 155
                 (Tobacco)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        38,000   PT Hanjaya Mandala Sampoerna .......................... $145
                 (Tobacco)
        33,000   PT Indocement Tunggal Perkasa ........................... 51
                 (Building Materials)
        56,500   PT Telekomunikasi Indonesia ............................. 92
                 (Telecommunications)

IRELAND - 1.5%
        11,080   Allied Irish Bank, plc .................................. 85
                 (Banking & Finance)
        42,900   Smurfit (Jefferson) Group .............................. 124
                 (Paper Products)

ITALY - 1.3%
        32,460   Stet-Societa Finanz Telefon ............................ 189
                 (Telecommunications)

JAPAN - 2.6%
        14,000   Canon, Inc. ............................................ 381
                 (Office Equipment)

MALAYSIA - 3.2%
        16,000   Hume Industries Berhad .................................. 74
                 (Building Materials)
        30,000   RHB Capital Berhad ...................................... 95
                 (Banking & Finance)
        45,000   Sime Darby Berhad ...................................... 150
                 (Conglomerates)
        19,000   United Engineers, Ltd. ................................. 137
                 (Construction)

MEXICO - 0.8%
        42,000   Grupo Financiero Series B .............................. 110
                 (Banking & Finance)

NETHERLANDS - 10.3%
        16,548   ABN Amro Holdings NV ................................... 309
                 (Banking & Finance)
           840   DSM NV .................................................. 84
                 (Chemicals)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                           SAFECO INTERNATIONAL FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        14,150   Elsevier NV ........................................... $237
                 (Publishing)
         7,682   Internationale Nederlanden Groep NV .................... 354
                 (Banking & Finance)
         1,010   Nutricia Vereenigde Bedrijven NV ....................... 160
                 (Food-Processing)
         2,880   Royal Dutch Petroleum Co. .............................. 150
                 (Oil & Gas)
         4,560   Royal PTT Nederland NV ................................. 179
                 (Commercial Services)

PHILIPPINES - 0.6%
        35,300   San Miguel Corp. (Class B) .............................. 93
                 (Wine & Spirits, Food)

SINGAPORE - 6.8%
        27,000   City Developments, Ltd. ................................ 264
                 (Real Estate)
        24,000   Development Bank of Singapore, Ltd. .................... 302
                 (Banking & Finance)
        17,800   Fraser & Neave, Ltd. ................................... 127
                 (Beverages)
        13,950   Singapore Press Holdings, Ltd. ......................... 281
                 (Publishing)

SPAIN - 1.2%
         5,455   Banco Santander SA ..................................... 168
                 (Banking & Finance)

SWEDEN - 0.5%
         2,000   Pharmacia & Upjohn, Inc. ................................ 68
                 (Pharmaceuticals)

SWITZERLAND - 12.7%
           278   Alusuisse-Lonza Holding AG ............................. 288
                 (Holding Co. - Diversified)
           188   Nestle SA .............................................. 248
                 (Food)
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
           444   Novartis AG ........................................... $711
                 (Pharmaceuticals)
            24   Roche Holding AG ....................................... 217
                 (Pharmaceuticals)
           253   Schweizerische Rueckversicherungs-Gesellschaft ......... 358
                 (Insurance)

THAILAND - 0.7%
        15,000   Bangkok Bank Public Co., Ltd. .......................... 107
                 (Banking & Finance)

UNITED KINGDOM - 32.4%
        41,230   B.A.T. Industries, plc ................................. 369
                 (Tobacco)
        53,800   BTR, plc ............................................... 184
                 (Holding Co. - Diversified)
        18,550   Barclays, plc .......................................... 368
                 (Banking & Finance)
        15,850   Cable & Wireless, plc .................................. 146
                 (Telecommunications)
        21,530   Cadbury Schweppes, plc ................................. 192
                 (Beverages)
         9,195   EMI Group, plc ......................................... 165
                 (Leisure)
        35,500   General Electric Co., plc .............................. 212
                 (Electronics)
        12,500   Glaxo Wellcome, plc .................................... 258
                 (Pharmaceuticals)
        17,900   Granada Group, plc ..................................... 235
                 (Leisure)
        24,000   Grand Metropolitan, plc ................................ 232
                 (Wine & Spirits, Food)
         5,900   Kingfisher, plc ......................................... 67
                 (Retail - Drug Store)
        24,740   Ladbroke Group, plc ..................................... 97
                 (Hotels & Property Management)
        36,240   Lloyds Bank, plc ....................................... 371
                 (Banking & Finance)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO INTERNATIONAL FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        12,250   Premier Farnell, plc .................................... 95
                 (Electronics)
        24,020   Prudential Corp., plc ............................... $  232
                 (Insurance)
        26,410   Safeway, plc ........................................... 153
                 (Retail - Grocery)
        20,290   Scottish Power, plc .................................... 132
                 (Utilities - Electric)
        40,800   Shell Transport & Trading Co., plc ..................... 278
                 (Oil & Gas)
        13,850   Siebe, plc ............................................. 234
                 (Industrial & Electronic Equipment)
        20,700   TI Group, plc .......................................... 180
                 (Manufacturing)
        34,260   Vodafone Group, plc .................................... 167
                 (Telecommunications)
         4,600   Williams, plc ........................................... 25
                 (Diversified Operations)
         7,995   Zeneca Group, plc ...................................... 264
                                                                        -----
                 (Pharmaceuticals)
TOTAL COMMON STOCKS .................................................. 13,671
                                                                        -----

PREFERRED STOCKS - 0.2%

AUSTRALIA - 0.2%
         6,000   News Corp., Ltd. ........................................ 24
                                                                        -----
                 (Television & Publishing)
TOTAL PREFERRED STOCKS ................................................... 24
                                                                        -----
TOTAL INVESTMENTS - 95.4% ............................................ 13,695
                                                                        -----
                 Domestic Cash .......................................... 780
                 Foreign Cash ............................................ 92
                 Liabilities, less Other
                 Assets ............................................... (212)
                                                                          660
                                                                        -----
NET ASSETS .......................................................... $14,355
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION
                                                                   PERCENT OF
                                                                   NET ASSETS
-----------------------------------------------------------------------------
Banking & Finance                                                       20.5%
Pharmaceuticals                                                          10.6
Telecommunications                                                        5.4
Holding Company - Diversified                                             5.3
Publishing                                                                5.2
Food                                                                      5.1
Tobacco                                                                   4.7
Insurance                                                                 4.1
Oil & Gas                                                                 4.0
Leisure Time                                                              3.5
Electrical Equipment & Electronics                                        3.1
Metals                                                                    2.6
Office Equipment & Supplies                                               2.6
Electric Utility                                                          2.5
Building Materials                                                        2.5
Beverages                                                                 2.2
Chemicals                                                                 2.1
Machinery - Diversified                                                   2.1
Real Estate                                                               1.8
Paper & Forest Products                                                   1.5
Manufacturing                                                             1.4
Retail - Grocers                                                          1.1
Tire & Rubber                                                             1.0
Retail - Drug Store                                                       0.5
                                                                         ----
                                                                        95.4%
                                                                         ----
                                                                         ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO BALANCED FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Balanced Fund returned 18.02% for the year ending June 30, 1997 slightly underperforming the 19.41% Lipper Analytical Service average for balanced funds. For the six months the Fund returned 9.60% while the peer group posted a 10.21% total return.
   There are three main reasons the Balanced Fund lagged. The first is asset allocation For most of the past year, our allocation to equities was a conservative 55%. In a 12-month period in which the S&P 500 returned 34.68% and the Lehman Brothers Government Corporate Bond Index returned 7.75%, a higher commitment to stocks clearly would have been
better.                   [PHOTO OF MICHAEL C. KNEBEL]
                             [PHOTO OF REX BENTLEY]

   The second reason is that during the last quarter, growth stocks performed much better than the value-oriented stocks we own. As measured by the Russell 1000 Growth Index, stocks with high price to earnings ratios and strong earnings growth returned 18.91%. Meanwhile the Russell

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               PERFORMANCE OVERVIEW -- NO-LOAD CLASS
                    AVERAGE ANNUAL TOTAL RETURN
                 FOR THE PERIOD ENDED JUNE 30, 1997

1 Year                                                                                          18.02%
Since 1/30/96*                                                                                  15.13%
Investment Value As of June 30, 1997
SAFECO Balanced Fund: $12,209*
60% S&P/40% Lehman Brothers Government/Corporate Index: $12,691
                                                                           60% S&P/40% Lehman Brothers
                                                                            Government/Corporate Index      SAFECO Balanced Fund
01/30/96                                                                                       $10,000                   $10,000
02/28/96                                                                                         9,971                     9,950
03/31/96                                                                                         9,995                    10,017
04/30/96                                                                                        10,056                    10,077
05/31/96                                                                                        10,204                    10,218
06/30/96                                                                                        10,282                    10,345
07/31/96                                                                                        10,019                    10,112
08/31/96                                                                                        10,136                    10,243
09/30/96                                                                                        10,550                    10,599
10/31/96                                                                                        10,823                    10,813
11/30/96                                                                                        11,393                    11,272
12/31/96                                                                                        11,207                    11,140
01/30/97                                                                                        11,632                    11,473
02/28/97                                                                                        11,697                    11,567
03/31/97                                                                                        11,354                    11,163
04/30/97                                                                                        11,826                    11,414
05/31/97                                                                                        12,302                    11,896
06/30/97                                                                                        12,691                    12,209
* Graph and average annual return data
is measured from January 31, 1996,
inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------
1000 Value Index returned 14.74%. It is well documented that the Growth and Value styles alternate being in and out of favor. We remain confident that our turn will come and that value investing will continue to offer excellent returns at lower levels of risk over long periods of time.
   The final reason that Balanced Fund trailed over the past 12 months is that the bond portion of the portfolio did poorly late last year. Rest assured, we have made some adjustments to our fixed income strategy and our bond results improved relative to the bond indices. At June 30, about two thirds of the Balanced Fund's fixed income portfolio are Treasuries and its duration (sensitivity to interest rates) is about the same as the broad
treasury market.           [PHOTO OF LYNETTE SAGVOLD]
   We increased the level of stocks in the portfolio to 60.7% of net assets at June 30. (Bonds were 37.4% and cash 2.2%.) Stocks added during the quarter included: American Stores, First Industrial Realty, and Baxter International.
   American Stores is benefiting from its Delta (re-engineering) program designed to improve its efficiencies in procurement, warehousing, and merchandising.

 HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN STOCK HOLDINGS                                        NET ASSETS
-------------------------------------------------------------------------
SmithKline Beecham, plc (ADR) ...................................... 1.8%
  (Pharmaceuticals)
AMP, Inc.  .......................................................... 1.7
  (Electrical Equipment Manufacturer)
Chase Manhattan Corp.  .............................................. 1.7
  (Bank)
Hartford Financial Services Group, Inc. ............................. 1.7
  (Insurance Company)
Bell Atlantic Corp.  ................................................ 1.6
  (Telephone Company)
NationsBank Corp.  .................................................. 1.6
  (Bank)
American Home Products Corp.  ....................................... 1.5
  (Pharmaceuticals)
May Department Stores Co.  .......................................... 1.5
  (Department Store)
Amoco Corp.  ........................................................ 1.5
  (Oil/Gas Exploration & Production)
J.C. Penney Co., Inc.  .............................................. 1.5
  (Department Store)

TOP FIVE PURCHASES
(COMMON STOCK)
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Unisource Worldwide, Inc.  ............................................ $191
3Com Corp.  ............................................................ 142
Baxter International, Inc.  ............................................ 135
Burlington Northern Santa Fe ........................................... 125
B. F. Goodrich Co.  .................................................... 124


TOP FIVE SALES
(COMMON STOCK)                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Colgate-Palmolive Co.  ............................................... $116
*Household Finance Co. 9.00%, due 9/28/01 . 107
*Browning-Ferris Industries, Inc.  ..................................... 104
*Associates Corp. of North America 7.02%, due 5/15/01 .................. 100
*Walt Disney Co. 6.375%, due 3/30/01 .................................... 99

TOP FIVE INDUSTRIES                                               PERCENT OF
(COMMON STOCK)                                                    NET ASSETS
----------------------------------------------------------------------------
Oil (Domestic Integrated) ............................................... 4%
Manufacturing (Diversified) .............................................. 4
Electrical Equipment ..................................................... 3
Retail (Department Stores) ............................................... 3
Telephone ................................................................ 3
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               REPORT FROM THE BALANCED FUND MANAGERS (Continued)

   First Industrial Realty is a REIT that specializes in bulk warehouse and light industrial buildings primarily in major Midwest markets. Recently First Industrial had its debt rating upgraded to investment grade, but still sells at a discount to its peers. We believe that the current valuation does not fully reflect its increased financial and operational flexibility.
   Baxter is a leading medical technology manufacturer focusing on cardiovascular, kidney dialysis, biotech, and intravenous systems. Baxter has very attractive long-term earnings prospects and a strong research and development pipeline.
   We eliminated our positions in Colgate and Abbott as they reached our price targets. We sold AT&T because of increased competition, the uncertain regulatory environment and questions about its future growth. At this time, we remain overweighted in capital goods, consumer cyclicals, and consumer staples.
   Most economic indicators appear to be leading down a path of slower growth except one--industrial sector activity is still advancing solidly, aided by a better-than-expected trade performance. We expect GDP to grow around 2.5% and inflation to increase a moderate 2-2.5% for the year. Businesses continue to increase efficiency and productivity in order to expand their markets. Competing in bigger markets affords them additional room for growth.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
         AT JUNE 30, 1997
Common Stocks
Large: ($4 Bil. and above)                           48%
Medium: ($1 Bil. - $4 Bil.)                          11%
Small: (Less than $1 Bil.)                            2%
Corporate Bonds:                                     14%
U.S. Government Securities:                          23%
Cash and Other:                                       2%

   Our outlook of moderate economic growth, low inflation, and reasonable profit growth should provide a good environment for financial assets. And our portfolio is tuned to take full advantage of it.

/s/ Mike Knebel
Michael C. Knebel, Bonds

/s/ Rex Bentley
Rex Bentley, Stocks

/s/ Lynette Sagvold
Lynette D. Sagvold, Stocks
-------------------------------

Michael Knebel oversees SAFECO Corporation's entire taxable bond operation. He has 13 years investment experience, an MBA from the University of Minnesota and is a Chartered Financial Analyst.

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette Sagvold holds a BA in business administration from the University of Washington and is a chartered financial analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 60.7%

AEROSPACE/DEFENSE - 2.2%
         3,000   B. F. Goodrich Co. .................................... $130
         2,400   Raytheon Co. ........................................... 122

AUTO PARTS & EQUIPMENT - 1.4%
         4,600   Echlin, Inc. ........................................... 166

BANKS (MAJOR REGIONAL) - 1.6%
         2,800   NationsBank Corp. ...................................... 181

BANKS (MONEY CENTER) - 1.7%
         2,000   Chase Manhattan Corp. .................................. 194

BEVERAGES (ALCOHOLIC) - 1.1%
         3,000   Anheuser-Busch Companies, Inc. ......................... 126

BEVERAGES (NON-ALCOHOLIC) - 1.1%
         3,400   PepsiCo, Inc. .......................................... 128

BUILDING MATERIALS - 1.5%
         2,300   Armstrong World Industries, Inc. ....................... 169

CHEMICALS - 1.1%
         3,400   Nalco Chemical Co. ..................................... 131

COMPUTERS (HARDWARE) - 1.2%
         2,400   Hewlett-Packard Co. .................................... 134

COMPUTERS (NETWORKING) - 1.5%
         3,700   *3Com Corp. ............................................ 166

COMPUTERS (PERIPHERALS) - 0.8%
         2,500   Seagate Technology, Inc. ................................ 88

COMPUTERS (SOFTWARE & SERVICES) - 1.3%
         3,500   *Electronic Data Systems Corp. ......................... 143

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRIC COMPANIES - 2.4%
         6,100   Houston Industries, Inc. .............................. $131
         3,600   NIPSCO Industries, Inc. ................................ 149

ELECTRICAL EQUIPMENT - 3.2%
         4,700   AMP, Inc. .............................................. 196
         2,600   General Electric Co. ................................... 170

FINANCIAL (DIVERSIFIED) - 2.3%
         4,100   Advanta Corp. (Class B) ................................ 146
         2,800   Federal National Mortgage Association .................. 122

FOODS - 2.5%
         1,800   CPC International, Inc. ................................ 166
         1,800   ConAgra, Inc. .......................................... 115

HEALTH CARE (DIVERSIFIED) - 2.4%
         2,300   American Home Products Corp. ........................... 176
         1,400   Bristol-Myers Squibb Co. ............................... 113

HEALTH CARE (DRUGS--MAJOR PHARMUCEUTICALS) - 1.8%
         2,200   SmithKline Beecham, plc (ADR) .......................... 202

HEALTH CARE (HOSPITAL MANAGEMENT) - 1.3%
         3,000   Schering-Plough Corp. .................................. 144

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.1%
         2,500   Baxter International, Inc. ............................. 131

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.3%
         2,900   Kimberly-Clark Corp. ................................... 144

INSURANCE (MULTI-LINE) - 1.6%
         2,300   Hartford Financial Services Group, Inc. ................ 190

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                              SAFECO BALANCED FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
MANUFACTURING (DIVERSIFIED) - 4.4%
         1,800   Briggs & Stratton Corp. ............................... $ 90
         2,700   Corning, Inc. .......................................... 150
         3,100   Crane Co. .............................................. 130
         3,400   Harsco Corp. ........................................... 138

OFFICE EQUIPMENT & SUPPLIES - 1.4%
        10,000   Unisource Worldwide, Inc. .............................. 160

OIL (DOMESTIC INTEGRATED) - 4.4%
         2,000   Amoco Corp. ............................................ 174
         2,400   Atlantic Richfield Co. ................................. 169
         2,400   Mobil Corp. ............................................ 168

PERSONAL CARE - 2.2%
         1,800   Avon Products, Inc. .................................... 127
         2,600   International Flavors & Fragrances, Inc. ............... 131

RAILROADS - 1.2%
         1,500   Burlington Northern
                 Santa Fe ............................................... 135

REAL ESTATE--NON-AFFILIATED - 0.5%
         2,000   First Industrial Realty Trust, Inc. ..................... 59

RETAIL (DEPARTMENT STORES) - 2.9%
         3,300   J.C. Penney Co., Inc. .................................. 172
         3,700   May Department Stores Co. .............................. 175

RETAIL (FOOD CHAINS) - 2.4%
         4,600   Albertson's, Inc. ...................................... 168
         2,200   American Stores Co. .................................... 109

RETAIL (SPECIALTY) - 1.0%
         3,200   Toys "R" Us, Inc. ...................................... 112

TELEPHONE - 3.0%
         2,400   Bell Atlantic Corp. .................................... 182
         3,700   GTE Corp. .............................................. 162
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TOBACCO - 0.9%
         2,200   Philip Morris Cos., Inc. ............................. $  98
                                                                        -----
TOTAL COMMON STOCKS ................................................... 6,982
                                                                        -----

CORPORATE BONDS - 14.6%

AUTOMOBILES - 0.9%
      $100,000   General Motors Acceptance Corp.
                 6.625%, due 10/01/02 .................................... 99

BANKS (MONEY CENTER) - 1.9%
       100,000   BankAmerica Corp.
                 9.50%, due 4/01/01 ..................................... 109
       100,000   Citicorp
                 7.625%, due 5/01/05 .................................... 103

BANKS (MAJOR REGIONAL) - 1.8%
        65,000   ABN Amro Bank
                 7.125%, due 6/18/07 ..................................... 65
        50,000   Banc One Corp.
                 7.60%, due 5/01/07 ...................................... 51
       100,000   Norwest Corp. (MTN)
                 6.25%, due 3/15/01 ...................................... 99

BANKS--FOREIGN - 0.4%
        50,000   Deutsche Bank Financial
                 7.50%, due 4/25/09 ...................................... 51

BUILDING MATERIALS - 0.5%
        65,000   Hanson Overseas
                 6.75%, due 9/15/05 ...................................... 63

ENGINEERING & CONSTRUCTION - 0.7%
        75,000   Halliburton Co.
                 6.75%, due 2/1/27 ....................................... 74

FINANCE--DIVERSIFIED - 0.7%
        75,000   Student Loan Marketing Association
                 6.375%, due 2/11/00 ..................................... 74

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
FINANCE--MISC. - 4.9%
      $ 95,000   Associates Corp. of North America
                 8.55%, due 7/15/09 ................................... $ 106
       100,000   Associates Corp. of North America
                 6.625%, due 5/15/01 .................................... 100
        65,000   Lehman Brothers, Inc.
                 7.375%, due 5/15/04 ..................................... 66
       100,000   Ford Motor Credit Co.
                 7.20%, due 6/15/07 ..................................... 100
        95,000   McDonnel Douglas Finance Corp.
                 6.83%, due 5/21/01 ...................................... 95
       100,000   Commercial Credit Co.
                 5.875%, due 1/15/03 ..................................... 96

PETROLEUM & PETROLEUM SERVICES - 0.8%
       100,000   Texaco Capital, Inc.
                 6.19%, due 7/09/03 ...................................... 96

RETAIL (DEPARTMENT STORES) - 0.5%
        60,000   J.C. Penny Co., Inc.
                 7.60%, due 4/01/07 ...................................... 62

RETAIL (GENERAL MERCHANDISE) - 0.9%
       100,000   Sears Roebuck Acceptance Corp.
                 6.90%, due 8/1/03 ...................................... 100

UTILITIES - 0.6%
        75,000   Allegheny Generating Co.
                 6.90%, due 8/1/03 ....................................... 71
                                                                        -----
TOTAL CORPORATE BONDS ................................................. 1,680
                                                                        -----
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES - 22.8%

U.S TREASURY NOTES - 22.8%
      $655,000   7.50%, due 11/15/16 ................................. $  700
       135,000   7.25%, due 8/15/04 ..................................... 141
       275,000   6.875%, due 3/31/00 .................................... 279
       265,000   6.50%, due 10/15/06 .................................... 264
       455,000   6.375%, due 9/30/01 .................................... 455
       790,000   5.75%, due 12/31/98 .................................... 788
                                                                        -----
TOTAL U.S GOVERNMENT SECURITIES ....................................... 2,627
                                                                        -----

TEMPORARY INVESTMENTS - 2.2%

INVESTMENT COMPANIES:
       248,862   SSgA Money Market Portfolio ............................ 249
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 249
                                                                        -----
TOTAL INVESTMENTS - 100.3% ........................................... 11,538
Liabilities, less Other Assets ......................................... (28)
                                                                        -----
NET ASSETS .......................................................... $11,510
                                                                        -----
                                                                        -----

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                           SAFECO SMALL COMPANY FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the year ended June 30, the SAFECO Small Company Fund returned 11.92%, while the peer group of small capitalization funds averaged 13.71% according to Lipper Analytical Services. For the six months ended
                             [PHOTO OF GREG EISEN]

June 30, 1997, the SAFECO Small Company Stock Fund returned 7.71%, versus the small company peer group average which was 8.98%
   The first quarter of 1997 was marked by a 10% correction in the Russell 2000 Index of small company stocks, and second quarter by a recovery. At the end of both quarters, The Russell 2000 was up 10.20%. While the Fund avoided losing as much as the average fund in the downturn, we did not keep up with the average fund in the recovery. The particular mix of stocks we had, which has a smaller market cap than our peer group average, kept us from keeping pace.
   In review, it appears to me that the stocks in our portfolio are still cheaply valued versus the

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      PERFORMANCE OVERVIEW -- NO-LOAD CLASS
           AVERAGE ANNUAL TOTAL RETURN
        FOR THE PERIOD ENDED JUNE 30, 1997

1 Year                                                                      11.92%
Since Inception                                                             23.36%
Investment Value As of June 30, 1997
SAFECO Small Company Fund: $13,464*
Russell 2000: $12,852
                                                         SAFECO Small Company Fund   Russell 2000
01/30/96                                                                   $10,000        $10,000
02/28/96                                                                    10,150         10,312
03/31/96                                                                    10,490         10,522
04/30/96                                                                    11,550         11,084
05/31/96                                                                    12,350         11,521
06/30/96                                                                    12,030         11,048
07/31/96                                                                    11,220         10,083
08/31/96                                                                    11,910         10,668
09/30/96                                                                    12,183         11,085
10/31/96                                                                    12,162         10,914
11/30/96                                                                    12,024         11,364
12/31/96                                                                    12,501         11,662
01/30/97                                                                    12,606         11,895
02/28/97                                                                    12,342         11,606
03/31/97                                                                    11,918         11,058
04/30/97                                                                    11,675         11,089
05/31/97                                                                    12,786         12,324
06/30/97                                                                    13,464         12,852
* Graph and average annual return data is measured
from January 31, 1996, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------
overall small cap market, so I am optimistic that our turn to deliver above-average performance is yet to come.
   Regional banks are still the largest sector in the Fund. They continued to perform well and so we bought two more: Southwest Bancorp is a small bank providing Houston businesses a level of service the large banks in that market are unwilling to provide. Independent Bankshares is also a Texas bank, serving Abilene, Odessa, and Lubbock. These two stocks provide geographical diversification to the Fund's bank holdings. We now own banks in Florida, Texas, California, Illinois and Washington State.
   Other stocks purchased during the quarter include: Hooper Holmes, Patina Oil and Gas, Craig Corp preference shares, American Oilfield Divers and Ovid Technologies.
   Hooper Holmes, through its subsidiary Portamedic, provides information and specimen collection to the life insurance industry. If you ever applied for life insurance, chances are Hooper's nurse came to your house to interview you. The company is growing fast,

 HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Cole National Corp. (Class A) ...................................... 4.2%
  (Specialty Retailer)
Lancer Corp.  ....................................................... 3.9
  (Beverage Equipment Manufacturer)
Stage Stores, Inc.  ................................................. 3.9
  (Retail Store)
Hooper Holmes, Inc.  ................................................ 3.8
  (Health Care Services)
Penederm, Inc.  ..................................................... 3.7
  (Drug Delivery System)
Tracor, Inc.  ....................................................... 3.2
  (Aerospace Electronics)
GATX Corp.  ......................................................... 3.0
  (Railway & Terminal Operator)
Hanmi Bank (Los Angeles, CA) ........................................ 2.9
  (Bank)
Vallen Corp.  ....................................................... 2.7
  (Safety Products)
Patina Oil & Gas Corp.  ............................................. 2.7
  (Oil Company)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Patina Oil & Gas Corp.  ............................................... $556
Hooper Holmes, Inc.  ................................................... 442
Mesa Air Group, Inc.  .................................................. 439
Craig Corp. (Class A) .................................................. 425
American Oilfield Divers, Inc.  ........................................ 320


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*American List Corp.  ................................................. $477
*First Enterprise Financial Group, Inc.  ............................... 384
*Fibreboard Corp.  ..................................................... 372
*Tasty Baking Co.  ..................................................... 274
*Imperial Bancorp ...................................................... 253

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Banks (Major Regional) ................................................. 11%
Financial (Diversified) .................................................. 6
Services (Commercial & Consumer) ......................................... 5
Computers (Hardware) ..................................................... 5
Oil & Gas (Drilling & Equipment) ......................................... 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             REPORT FROM THE SMALL COMPANY FUND MANAGER (Continued) with new avenues of distribution opening up to them.
   Patina Oil and Gas is a majority owned subsidiary of Snyder Oil.
Snyder and Patina have committed to removing the Patina stock from Snyder's ownership, and the spin-off should attract attention to the cheaply valued Patina shares.
   Craig Corp is another value stock. Craig's assets are primarily cash and movie theaters in the US, Puerto Rico and Australia, some of which are operating and some are under construction.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NET ASSET CAPITALIZATION WEIGHTINGS
    AS A PERCENT OF NET ASSETS
         AT JUNE 30, 1997
1 Mid-Cap: ($1 billion - $4
billion)                                    5%
2 Small-Cap: 89% (under $1 billion)
a Large: (over $750 million)                3%
b Medium: ($250 - $750 million)            28%
c Small: (under $250 million)              58%
3 Cash and Other:                           6%

   American Oilfield Divers provides underwater construction services to the offshore oil drilling industry, which is in a major upturn.
   Ovid Technologies provides online access to research databases and full text versions of articles to the biomedical research community. Their product is sold directly to hospitals, research facilities, medical schools, and pharmaceutical companies and delivered over the internet.
   In summary, the small capitalization stock sector has recovered but continues to lag larger capitalization stocks. Because of that, small company stocks look like a bargain. Even if we are still in the midst of a market that benefits the largest capitalization stocks, I believe staying the course with small caps that are good businesses at cheap prices will be rewarding over the long haul.
   The Fund will remain essentially fully invested across the broad range of market sectors, in stocks that present the opportunity to provide better than average returns.

/s/ Greg Eisen
Greg Eisen,
Small Company Fund Manager
-------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a certified public accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO SMALL COMPANY FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 91.5%

AIRLINES - 3.8%
         7,000   Air Express International Corp. ....................... $278
        65,000   *Mesa Air Group, Inc. .................................. 349

AUTO PARTS & EQUIPMENT - 1.3%
        25,000   *Deflecta-Shield Corp. ................................. 219

BANKS (MAJOR REGIONAL) - 11.1%
        25,000   1st United Bancorp ..................................... 438
        16,800   Columbia Banking System, Inc. .......................... 338
        27,475   *Hanmi Bank (Los Angeles, CA) .......................... 481
        11,250   Independent Bankshares, Inc. ........................... 149
         5,500   *Southwest Bancorp of Texas, Inc. ...................... 152
        20,000   UnionBancorp, Inc. ..................................... 255

BUILDING MATERIALS - 2.3%
        13,000   Zurn Industries, Inc. .................................. 374

COMPUTERS (HARDWARE) - 4.9%
        10,500   *MICROS Systems, Inc. .................................. 441
        45,500   *PC Service Source, Inc. ............................... 358

COMPUTERS (SOFTWARE & SERVICES) - 4.2%
        35,000   *Optimal Robotics Corp. ................................ 140
         4,000   *RadiSys Corp. ......................................... 159
        13,500   *SPSS, Inc. ............................................ 392

CONSUMER FINANCE - 2.1%
         6,950   *AmeriTrade Holding Corp. .............................. 109
         7,000   *Ocwen Financial Corp. ................................. 228

ELECTRONICS (DEFENSE) - 3.2%
        21,100   *Tracor, Inc. .......................................... 530

ENGINEERING & CONSTRUCTION - 2.0%
        12,000   *American Buildings Co. ................................ 324

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 5.8%
         8,600   First Financial Caribbean Corp. (ADR) ................. $281
        24,675   Litchfield Financial Corp. ............................. 404
        30,000   *Long Beach Financial Corp. ............................ 263

FOODS - 2.0%
        11,600   *JP Foodservice, Inc. .................................. 333

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 1.3%
        15,000   Sodak Gaming, Inc. ..................................... 221

HEALTH CARE (DIVERSIFIED) - 3.8%
        27,000   Hooper Holmes, Inc. .................................... 619

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS) - 3.7%
        45,000   *Penederm, Inc. ........................................ 607

HEALTH CARE (SPECIALIZED SERVICES) - 1.9%
        30,000   *Ovid Technologies, Inc. ............................... 319

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.4%
        24,500   *Guest Supply, Inc. .................................... 233

HOUSEWARES - 2.2%
        40,810   *Lifetime Hoan Corp. ................................... 357

MANUFACTURING (DIVERSIFIED) - 3.9%
        26,000   *Lancer Corp. .......................................... 643

OFFICE EQUIPMENT & SUPPLIES - 2.6%
         9,000   *Asia Pacific Wire & Cable Corp. Ltd. ................... 98
        20,000   Unisource Worldwide, Inc. .............................. 320

OIL (DOMESTIC INTEGRATED) - 2.7%
        55,000   *Patina Oil & Gas Corp. ................................ 447

OIL & GAS (DRILLING & EQUIPMENT) - 4.7%
        28,000   *American Oilfield Divers, Inc. ........................ 336
         8,000   *Seitel, Inc. .......................................... 304
         5,000   *Stolt Comex Seaway, S.A. .............................. 127

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                           SAFECO SMALL COMPANY FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL & GAS (EXPLORATION & PRODUCTION) - 2.0%
        14,000   *Swift Energy Co. ................................... $  334

RAILROADS - 3.0%
         8,600   GATX Corp. ............................................. 497

REAL ESTATE--NON-AFFILIATED - 2.2%
         7,700   Alexandria Real Estate Equities, Inc. .................. 169
         9,300   Ocwen Asset Investment Corp. ........................... 188

RETAIL (SPECIALTY) - 4.2%
        15,500   *Cole National Corp.
                 (Class A) .............................................. 682

RETAIL (SPECIALTY--APPAREL) - 3.9%
        24,200   *Stage Stores, Inc. .................................... 632

SERVICES (COMMERCIAL & CONSUMER) - 5.3%
        24,500   *Vallen Corp. .......................................... 447
        22,000   York Group, Inc. ....................................... 413
                                                                        -----
TOTAL COMMON STOCKS .................................................. 14,988
                                                                        -----
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

PREFERRED STOCK - 2.6%

CONSUMER FINANCE - 2.6%
        27,000   *Craig Corp. (Class A) .............................. $  425
                                                                        -----
TOTAL PREFERRED STOCK ................................................... 425
                                                                        -----

TEMPORARY INVESTMENTS - 5.9%

INVESTMENT COMPANIES:
      $817,613   SSgA Money Market Portfolio ............................ 818
       143,337   SSgA U.S. Treasury Money Market Portfolio .............. 143
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 961
                                                                        -----
TOTAL INVESTMENTS - 100.0% ........................................... 16,374
Other Assets, less Liabilities ............................................ 1
                                                                        -----
NET ASSETS .......................................................... $16,375
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. VALUE FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO U.S. Value Fund was launched April 30 1997. It was a fortuitous time to begin investing because the stock market has advanced significantly since that time. (In fact the second quarter 1997 proved to be the market's second best in a decade, as measured by the S&P.)
   On June 30, 97.5% of the portfolio was invested in common stocks, with the remaining 2.5% in cash equivalents. The Fund is invested in a well-diversified group of stocks, and is managed using a value approach.
                           [PHOTO OF LYNETTE SAGVOLD]
                             [PHOTO OF REX BENTLEY]

   Some of the characteristics that define our Value style of management include a low price-earnings ratio and a high yield, relative to the S&P 500. At mid year, the price earnings (PE) ratio on the stocks in our portfolio was 15.2 times 1998 estimated earnings, and the dividend yield was 2.4%. Comparable numbers for the stocks comprising the S&P 500 were 18.9 times 1998 expected earnings and a yield of 1.6%.
   In other words, stocks in the U.S. Value Fund sell at a discount to the market, and have a 50% higher current yield. Furthermore, we're biased toward growth. We select our companies to generate better earnings growth than the market.
   Our top ten holdings are all large capitalization companies chosen for the qualities described above:
   SmithKline has one of the best new drug pipelines in the pharmaceutical industry and is benefiting from a corporate restructuring.
   AMP, the world's number one supplier of electronic connectors, is undertaking steps to improve its asset utilization and improve overall efficiency.
   We have a large position in Mobil because it has strong production opportunities and is attractively priced relative to the other international integrated oil companies.
   Armstrong, known for its floor covering and building products, should perform well in a low-interest rate environment which fosters home improvement and home building.
   Chase Manhattan and Nationsbank are both dominant

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              REPORT FROM THE U.S. VALUE FUND MANAGERS (Continued) players in the consolidating banking industry. Spun off from ITT, Hartford is doing a good job expanding distribution of its insurance products.
   CPC International (whose brands include Skippy, Mazola and Knorr) has good international exposure, good distribution, and is implementing a restructuring designed to increase earnings predictability.
   We think the retail group, having been out of favor for several years is undervalued. To capture that value, we've invested in JC
Penney and May Department Stores.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
         AT JUNE 30, 1997
Large: ($4 Bil. and above)                77%
Medium: ($1 Bil. - $4 Bil.)               18%
Small: (Less than $1 Bil.)                 2%
Cash and Other:                            3%

   In short, our goal is to find and buy companies with better than average prospects that are selling at discounted prices. We intend to

 HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
SmithKline Beecham, plc (ADR) ...................................... 3.4%
  (Pharmaceuticals)
AMP, Inc.  .......................................................... 3.1
  (Electrical Equipment Manufacturer)
Mobil Corp.  ........................................................ 3.0
  (Oil/Gas Exploration & Production)
Armstrong World Industries, Inc.  ................................... 2.9
  (Construction Products Company)
Chase Manhattan Corp.  .............................................. 2.8
  (Bank)
Hartford Financial Services Group, Inc.  ............................ 2.7
  (Insurance Company)
CPC International, Inc.  ............................................ 2.7
  (Food Company)
NationsBank Corp.  .................................................. 2.6
  (Bank)
J.C. Penney Co., Inc.  .............................................. 2.6
  (Department Store)
May Department Stores Co.  .......................................... 2.5
  (Department Store)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
SmithKline Beecham, plc (ADR) ......................................... $247
Mobil Corp.  ........................................................... 225
AMP, Inc.  ............................................................. 221
Chase Manhattan Corp.  ................................................. 215
GTE Corp.  ............................................................. 208


SALES                                                               PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Colgate-Palmolive Co.  ................................................ $81
*Abbott Laboratories .................................................... 78
Philip Morris Cos., Inc.  ............................................... 44
Raytheon Co.  ........................................................... 19

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Oil (Domestic Integrated) ............................................... 8%
Manufacturing (Diversified) .............................................. 6
Electrical Equipment ..................................................... 5
Retail (Department Stores) ............................................... 5
Telephone ................................................................ 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------
stay fully invested in companies that will pay you, the shareholder, in dividends while we wait. We are confident that this approach will result in superior investment performance over time, factoring in both risk and return.

/s/ Lynette D. Sagvold
Lynette Sagvold

/s/ Rex Bentley
Rex Bentley
-------------------------------

Lynette Sagvold holds a BA in business administration from the University of Washington and is a chartered financial analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.5%

AEROSPACE/DEFENSE - 3.8%
         3,300   BF Goodrich Co. ....................................... $143
         3,100   Raytheon Co. ........................................... 158

AUTO PARTS & EQUIPMENT - 2.3%
         5,200   Echlin, Inc. ........................................... 187

BANKS (MAJOR REGIONAL) - 2.6%
         3,200   NationsBank Corp. ...................................... 206

BANKS (MONEY CENTER) - 2.8%
         2,300   Chase Manhattan Corp. .................................. 223

BEVERAGES (ALCOHOLIC) - 2.0%
         3,800   Anheuser-Busch Companies, Inc. ......................... 159

BEVERAGES (NON-ALCOHOLIC) - 1.6%
         3,500   PepsiCo, Inc. .......................................... 132

BUILDING MATERIALS - 2.9%
         3,100   Armstrong World Industries, Inc. ....................... 228

CHEMICALS - 2.0%
         4,100   Nalco Chemical Co. ..................................... 158

COMPUTERS (HARDWARE) - 2.1%
         3,000   Hewlett-Packard Co. .................................... 168

COMPUTERS (NETWORKING) - 2.2%
         3,900   *3Com Corp. ............................................ 176

COMPUTERS (PERIPHERALS) - 0.9%
         2,100   Seagate Technology, Inc. ................................ 74

COMPUTERS (SOFTWARE & SERVICES) - 1.9%
         3,800   *Electronic Data Systems Corp. ......................... 156

ELECTRIC COMPANIES - 3.7%
         5,600   Houston Industries, Inc. ............................... 120
         4,200   NIPSCO Industries, Inc. ................................ 174

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 5.4%
         5,900   AMP, Inc. ............................................. $246
         2,800   General Electric Co. ................................... 183

FINANCIAL (DIVERSIFIED) - 3.5%
         3,200   Advanta Corp. (Class B) ................................ 114
         3,800   Federal National Mortgage Association .................. 166

FOODS - 4.0%
         2,300   CPC International, Inc. ................................ 212
         1,700   ConAgra, Inc. .......................................... 109

HEALTH CARE (DIVERSIFIED) - 3.5%
         2,500   American Home Products Corp. ........................... 191
         1,100   Bristol-Myers Squibb Co. ................................ 89

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS) - 3.4%
         3,000   SmithKline Beecham, plc (ADR) .......................... 275

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.0%
         3,100   Baxter International, Inc. ............................. 162

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.3%
         3,700   Kimberly-Clark Corp. ................................... 184

INSURANCE (MULTI-LINE) - 2.7%
         2,600   Hartford Financial Services Group, Inc. ................ 215

MANUFACTURING (DIVERSIFIED) - 6.3%
         3,100   Corning, Inc. .......................................... 173
         3,900   Crane Co. .............................................. 163
         4,100   Harsco Corp. ........................................... 166

OFFICE EQUIPMENT & SUPPLIES - 2.4%
        12,100   Unisource Worldwide, Inc. .............................. 194

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (DOMESTIC INTEGRATED) - 7.9%
         2,300   Amoco Corp. ........................................... $200
         2,700   Atlantic Richfield Co. ................................. 190
         3,400   Mobil Corp. ............................................ 238

PERSONAL CARE - 3.8%
         2,300   Avon Products, Inc. .................................... 162
         2,800   International Flavors & Fragrances, Inc. ............... 141

RAILROADS - 2.3%
         2,000   Burlington Northern
                 Santa Fe ............................................... 180

REAL ESTATE--NON-AFFILIATED - 1.1%
         2,900   First Industrial Realty Trust, Inc. ..................... 85

RETAIL (DEPARTMENT STORES) - 5.1%
         3,900   J.C. Penney Co., Inc. .................................. 204
         4,300   May Department Stores Co. .............................. 203

RETAIL (FOOD CHAINS)--GROCERS - 4.1%
         5,400   Albertson's, Inc. ...................................... 197
         2,600   American Stores Co. .................................... 128
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

RETAIL (SPECIALTY) - 1.3%
         3,000   Toys R Us, Inc. ...................................... $ 105

TELEPHONE - 4.6%
         2,200   Bell Atlantic Corp. .................................... 167
         4,600   GTE Corp. .............................................. 202

TOBACCO - 1.0%
         1,800   Philip Morris Cos., Inc. ................................ 80
                                                                         ----
TOTAL COMMON STOCKS ................................................... 7,786
                                                                         ----

TEMPORARY INVESTMENTS - 3.0%

INVESTMENT COMPANIES:
      $238,177   SSgA Money Market Portfolio ............................ 238
                                                                         ----
TOTAL TEMPORARY INVESTMENTS ............................................. 238
                                                                         ----
TOTAL INVESTMENTS - 100.5% ............................................ 8,024
Liabilities, less Other Assets ......................................... (40)
                                                                         ----
NET ASSETS ........................................................... $7,984
                                                                         ----
                                                                         ----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                              As of June 30, 1997
                                  (Unaudited)

                                               SAFECO        SAFECO        SAFECO
                                               GROWTH        EQUITY        INCOME
(In Thousands, Except Per-Share Amounts)         FUND          FUND          FUND
---------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                   $   219,162   $ 1,033,906   $   271,116
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   Investments, at Value
     Unaffiliated Issuers                     189,050     1,301,804       353,163
     Affiliated Issuers                        71,721            --            --
                                          -----------   -----------   -----------
       Total Investments at Value             260,771     1,301,804       353,163
   Cash                                            --            --            --
   Receivables
     Investment Securities Sold                 3,154            --            --
     Trust Shares Sold                            517         1,936           289
     Dividends and Interest                       194         1,429         1,185
   Forward Currency Contracts Open, Net            --            --            --
   Deferred Organization Expense                   --            --            --
                                          -----------   -----------   -----------
       Total Assets                           264,636     1,305,169       354,637
LIABILITIES
   Payables
     Investment Securities Purchased              759            --            --
     Dividends                                     --         3,786         2,708
     Investment Advisory Fees                     147           559           192
     Notes Payable                              1,260            --            --
     Organization Expense                          --            --            --
     Other                                         70           296            87
                                          -----------   -----------   -----------
       Total Liabilities                        2,236         4,641         2,987
                                          -----------   -----------   -----------
NET ASSETS                                $   262,400   $ 1,300,528   $   351,650
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   NO-LOAD CLASS:
     Net Assets                           $   261,662   $ 1,295,127   $   351,034
     Trust Shares Outstanding                  12,709        67,430        14,859
                                          -----------   -----------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share     $     20.59   $     19.21   $     23.62
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   CLASS A:
     Net Assets                           $       471   $     4,044   $       417
     Trust Shares Outstanding                      23           210            18
                                          -----------   -----------   -----------
     Net Asset Value and Redemption
       Price Per Share                    $     20.55   $     19.21   $     23.72
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                    $     21.52   $     20.12   $     24.84
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   CLASS B:
     Net Assets                           $       267   $     1,357   $       199
     Trust Shares Outstanding                      13            71             8
                                          -----------   -----------   -----------
     Net Asset Value and Offering Price
       Per Share*                         $     20.45   $     19.22   $     23.65
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
---------------------------------------------------------------------------------

* Redemption price per share is the net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               SAFECO            SAFECO        SAFECO            SAFECO        SAFECO
                                            NORTHWEST     INTERNATIONAL      BALANCED     SMALL COMPANY    U.S. VALUE
                                                 FUND              FUND          FUND              FUND          FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                   $    35,860       $    11,691   $    10,353       $    13,712   $     7,447
                                          -----------   ---------------   -----------   ---------------   -----------
                                          -----------   ---------------   -----------   ---------------   -----------
   Investments, at Value
     Unaffiliated Issuers                      53,829            13,697        11,538            16,374         8,023
     Affiliated Issuers                            --                --            --                --            --
                                          -----------   ---------------   -----------   ---------------   -----------
       Total Investments at Value              53,829            13,697        11,538            16,374         8,023
   Cash                                            --               872            --                --            --
   Receivables
     Investment Securities Sold                    --                --            --                14            --
     Trust Shares Sold                             11                 3            --                20             2
     Dividends and Interest                        48                51            67                 5            11
   Forward Currency Contracts Open, Net            --                18            --                --            --
   Deferred Organization Expense                   --                14            14                14            19
                                          -----------   ---------------   -----------   ---------------   -----------
       Total Assets                            53,888            14,655        11,619            16,427         8,055
LIABILITIES
   Payables
     Investment Securities Purchased               71               245            --                12            26
     Dividends                                     --                --            77                --            16
     Investment Advisory Fees                      33                13             8                11             5
     Notes Payable                                 --                --            --                --            --
     Organization Expense                          --                14            14                14            19
     Other                                         27                28            10                15             5
                                          -----------   ---------------   -----------   ---------------   -----------
       Total Liabilities                          131               300           109                52            71
                                          -----------   ---------------   -----------   ---------------   -----------
NET ASSETS                                $    53,757       $    14,355   $    11,510       $    16,375   $     7,984
                                          -----------   ---------------   -----------   ---------------   -----------
                                          -----------   ---------------   -----------   ---------------   -----------
   NO-LOAD CLASS:
     Net Assets                           $    52,835       $    13,884   $    11,181       $    15,990   $     7,737
     Trust Shares Outstanding                   3,127             1,132           966             1,258           701
                                          -----------   ---------------   -----------   ---------------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share     $     16.90       $     12.27   $     11.57       $     12.72   $     11.03
                                          -----------   ---------------   -----------   ---------------   -----------
                                          -----------   ---------------   -----------   ---------------   -----------
   CLASS A:
     Net Assets                           $       581       $       232   $       147       $       203   $       118
     Trust Shares Outstanding                      35                19            13                16            11
                                          -----------   ---------------   -----------   ---------------   -----------
     Net Asset Value and Redemption
       Price Per Share                    $     16.86       $     12.25   $     11.55       $     12.71   $     11.03
                                          -----------   ---------------   -----------   ---------------   -----------
                                          -----------   ---------------   -----------   ---------------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                    $     17.65       $     12.83   $     12.09       $     13.31   $     11.55
                                          -----------   ---------------   -----------   ---------------   -----------
                                          -----------   ---------------   -----------   ---------------   -----------
   CLASS B:
     Net Assets                           $       341       $       239   $       182       $       182   $       129
     Trust Shares Outstanding                      20                19            16                14            12
                                          -----------   ---------------   -----------   ---------------   -----------
     Net Asset Value and Offering Price
       Per Share*                         $     16.77       $     12.20   $     11.55       $     12.63   $     11.03
                                          -----------   ---------------   -----------   ---------------   -----------
                                          -----------   ---------------   -----------   ---------------   -----------
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                 For the Six-Month Period Ended June 30, 1997*
                                  (Unaudited)

                                              SAFECO       SAFECO       SAFECO
                                              GROWTH       EQUITY       INCOME
(In Thousands)                                  FUND         FUND         FUND
------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $22 in the
     International Fund)                  $      559   $    9,794   $    4,849
   Interest                                       93        1,025        1,319
                                          ----------   ----------   ----------
     Total Investment Income                     652       10,819        6,168
EXPENSES
   Investment Advisory Fees                      798        2,790        1,042
   Transfer Agent Fees                           216          944          269
   Shareholder Service Fees - Class A              1            5            1
                        - Class B                 --            1           --
   Distribution Fees - Class B                     1            3            1
   Legal and Auditing Fees                         8           14            9
   Custodian Fees                                 13           12            7
   Reports to Shareholders                        21           92           26
   Trustees' Fees                                  2            5            3
   Loan Interest                                  20           --           --
   Amortization of Organization Expenses          --           --           --
                                          ----------   ----------   ----------
     Total Expenses Before Reimbursement       1,080        3,866        1,358
   Expense Reimbursement                          --           --           --
                                          ----------   ----------   ----------
     Total Expenses After Reimbursement        1,080        3,866        1,358
                                          ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)                    (428)       6,953        4,810
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated Issuers      40,453       41,407       17,845
     Investments in Affiliated Issuers           756           --           --
     Foreign Currency Transactions                --           --           --
                                          ----------   ----------   ----------
         Total Net Realized Gain (Loss)       41,209       41,407       17,845
   Net Change in Unrealized Appreciation
     (Depreciation) on:
       Investments                             2,449      115,321       17,886
       Foreign Currency Related
         Transactions                             --           --           --
                                          ----------   ----------   ----------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY                                   43,658      156,728       35,731
                                          ----------   ----------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                             $   43,230   $  163,681   $   40,541
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
------------------------------------------------------------------------------

* U.S. Value Fund--April 30, 1997 (Commencement of Operations) to June 30, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SAFECO           SAFECO       SAFECO           SAFECO       SAFECO
                                           NORTHWEST    INTERNATIONAL     BALANCED    SMALL COMPANY   U.S. VALUE
                                                FUND             FUND         FUND             FUND         FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $22 in the
     International Fund)                  $      274       $      164   $       70       $       40   $       24
   Interest                                       29               18          135               19            7
                                          ----------   --------------   ----------   --------------   ----------
     Total Investment Income                     303              182          205               59           31
EXPENSES
   Investment Advisory Fees                      175               69           37               60            8
   Transfer Agent Fees                            65               14            8               20           --
   Shareholder Service Fees - Class A              1                1           --               --           --
                        - Class B                  1               --           --               --           --
   Distribution Fees - Class B                     1                1            1                1           --
   Legal and Auditing Fees                         7                7            7                7            2
   Custodian Fees                                  5               19            5                5            2
   Reports to Shareholders                         7                1           --                2           --
   Trustees' Fees                                  2                2            2                2            1
   Loan Interest                                   1               --           --               --           --
   Amortization of Organization Expenses          --                2            2                2            1
                                          ----------   --------------   ----------   --------------   ----------
     Total Expenses Before Reimbursement         265              116           62               99           14
   Expense Reimbursement                          --              (18)          --               --           --
                                          ----------   --------------   ----------   --------------   ----------
     Total Expenses After Reimbursement          265               98           62               99           14
                                          ----------   --------------   ----------   --------------   ----------
NET INVESTMENT INCOME (LOSS)                      38               84          143              (40)          17
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated Issuers       2,919                9          116               96           14
     Investments in Affiliated Issuers            --               --           --               --           --
     Foreign Currency Transactions                --              171           --               --           --
                                          ----------   --------------   ----------   --------------   ----------
         Total Net Realized Gain (Loss)        2,919              180          116               96           14
   Net Change in Unrealized Appreciation
     (Depreciation) on:
       Investments                             5,860              876          684            1,139          576
       Foreign Currency Related
         Transactions                             --              (18)          --               --           --
                                          ----------   --------------   ----------   --------------   ----------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY                                    8,779            1,038          800            1,235          590
                                          ----------   --------------   ----------   --------------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                             $    8,817       $    1,122   $      943       $    1,195   $      607
                                          ----------   --------------   ----------   --------------   ----------
                                          ----------   --------------   ----------   --------------   ----------
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

                                                            SAFECO GROWTH FUND
                                          ------------------------------------
                                           SIX-MONTH   THREE-MONTH
                                              PERIOD       PERIOD
                                          ENDED JUNE   ENDED DEC.   YEAR ENDED
                                                  30           31     SEPT. 30
(In Thousands)                                  1997         1996         1996
------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $     (428)  $     (236)  $     (252)
   Net Realized Gain from
     Investments and Foreign
     Currency Transactions                    41,209        2,890       26,762
   Net Change in Unrealized
     Appreciation (Depreciation)               2,449       17,540       (1,973)
                                          ----------   ----------   ----------
   Net Change in Net Assets
     Resulting from Operations                43,230       20,194       24,537
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          --           --          (45)
                         - Class A                --           --           --
                         - Class B                --           --           --
   Net Realized Gain on Investments
                        - No-Load Class           --       (2,644)     (26,481)
                        - Class A                 --           (3)          --
                        - Class B                 --           (2)          --
                                          ----------   ----------   ----------
     Total                                        --       (2,649)     (26,526)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                              22,785       (1,336)       5,080
   Class A                                       209           74          100
   Class B                                       113            6          100
                                          ----------   ----------   ----------
     Total                                    23,107       (1,256)       5,280
                                          ----------   ----------   ----------
TOTAL CHANGE IN NET ASSETS                    66,337       16,289        3,291
NET ASSETS AT BEGINNING OF PERIOD            196,063      179,774      176,483
                                          ----------   ----------   ----------
NET ASSETS AT END OF PERIOD               $  262,400   $  196,063   $  179,774
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                       7,792        1,572       22,451
   Reinvestments                                  --          148        1,627
   Redemptions                                (6,599)      (1,807)     (23,589)
                                          ----------   ----------   ----------
   NET CHANGE                                  1,193          (87)         489
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
AMOUNTS:
   Sales                                  $  142,715   $   25,444   $  372,215
   Reinvestments                                  --        2,522       25,225
   Redemptions                              (119,608)     (29,222)    (392,160)
                                          ----------   ----------   ----------
   NET CHANGE                             $   23,107   $   (1,256)  $    5,280
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   SAFECO EQUITY FUND                            SAFECO INCOME FUND
                                          -------------------------------------------   -------------------------------------------
                                              SIX-MONTH     THREE-MONTH                     SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    PERIOD ENDED    YEAR ENDED
                                                JUNE 30         DEC. 31      SEPT. 30         JUNE 30         DEC. 31      SEPT. 30
                                                   1997            1996          1996            1997            1996          1996
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $       6,953   $       3,012   $    11,183   $       4,810   $       2,032   $     8,365
   Net Realized Gain from
     Investments and Foreign
     Currency Transactions                       41,407          28,862        77,448          17,845           7,031        22,848
   Net Change in Unrealized
     Appreciation (Depreciation)                115,321          33,741        18,119          17,886          14,121         9,944
                                          -------------   -------------   -----------   -------------   -------------   -----------
   Net Change in Net Assets
     Resulting from Operations                  163,681          65,615       106,750          40,541          23,184        41,157
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class         (6,948)         (3,006)      (11,189)         (4,796)         (2,028)       (8,374)
                         - Class A                  (16)             (7)           --              (4)             (1)           --
                         - Class B                   (1)             --            --              (2)             (1)           --
   Net Realized Gain on Investments
                        - No-Load Class              --         (28,684)      (77,500)             --          (7,033)      (22,837)
                        - Class A                    --             (98)           --              --              (5)           --
                        - Class B                    --             (12)           --              --              (3)           --
                                          -------------   -------------   -----------   -------------   -------------   -----------
     Total                                       (6,965)        (31,807)      (88,689)         (4,802)         (9,071)      (31,211)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                289,338          90,300       109,137          25,379          15,846        32,207
   Class A                                          506           2,742           100             191              85           100
   Class B                                          888             250           100              68               6           100
                                          -------------   -------------   -----------   -------------   -------------   -----------
     Total                                      290,732          93,292       109,337          25,638          15,937        32,407
                                          -------------   -------------   -----------   -------------   -------------   -----------
TOTAL CHANGE IN NET ASSETS                      447,448         127,100       127,398          61,377          30,050        42,353
NET ASSETS AT BEGINNING OF PERIOD               853,080         725,980       598,582         290,273         260,223       217,870
                                          -------------   -------------   -----------   -------------   -------------   -----------
NET ASSETS AT END OF PERIOD               $   1,300,528   $     853,080   $   725,980   $     351,650   $     290,273   $   260,223
                                          -------------   -------------   -----------   -------------   -------------   -----------
                                          -------------   -------------   -----------   -------------   -------------   -----------
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                         23,076           6,132        17,984           2,013             869         2,864
   Reinvestments                                    176           1,800         5,249              87             385         1,374
   Redemptions                                   (6,920)         (2,347)      (16,536)           (955)           (503)       (2,649)
                                          -------------   -------------   -----------   -------------   -------------   -----------
   NET CHANGE                                    16,332           5,585         6,697           1,145             751         1,589
                                          -------------   -------------   -----------   -------------   -------------   -----------
                                          -------------   -------------   -----------   -------------   -------------   -----------
AMOUNTS:
   Sales                                  $     402,877   $     102,959   $   289,961   $      52,319   $      18,394   $    58,320
   Reinvestments                                  2,959          29,886        82,876           1,823           8,140        27,638
   Redemptions                                 (115,104)        (39,553)     (263,500)        (28,504)        (10,597)      (53,551)
                                          -------------   -------------   -----------   -------------   -------------   -----------
   NET CHANGE                             $     290,732   $      93,292   $   109,337   $      25,638   $      15,937   $    32,407
                                          -------------   -------------   -----------   -------------   -------------   -----------
                                          -------------   -------------   -----------   -------------   -------------   -----------
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS (Continued)
                                  (Unaudited)

                                                         SAFECO NORTHWEST FUND
                                          ------------------------------------
                                           SIX-MONTH   THREE-MONTH
                                              PERIOD       PERIOD
                                          ENDED JUNE   ENDED DEC.   YEAR ENDED
                                                  30           31     SEPT. 30
(In Thousands)                                  1997         1996         1996
------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $       38   $      (34)  $       47
   Net Realized Gain from
     Investments and Foreign
     Currency Transactions                     2,919       (2,374)       5,695
   Net Change in Unrealized
     Appreciation (Depreciation)               5,860        3,280       (1,961)
                                          ----------   ----------   ----------
   Net Change in Net Assets
     Resulting from Operations                 8,817          872        3,781
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          --           --          (48)
                         - Class A                --           --           --
                         - Class B                --           --           --
   Net Realized Gain on Investments
                        - No-Load Class           --           --       (5,695)
                        - Class A                 --           --           --
                        - Class B                 --           --           --
                                          ----------   ----------   ----------
     Total                                        --           --       (5,743)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                 806         (632)       4,950
   Class A                                       129          254          100
   Class B                                        59          124          100
                                          ----------   ----------   ----------
     Total                                       994         (254)       5,150
                                          ----------   ----------   ----------
TOTAL CHANGE IN NET ASSETS                     9,811          618        3,188
NET ASSETS AT BEGINNING OF PERIOD             43,946       43,328       40,140
                                          ----------   ----------   ----------
NET ASSETS AT END OF PERIOD               $   53,757   $   43,946   $   43,328
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                         563          196        1,209
   Reinvestments                                  --           --          323
   Redemptions                                  (505)        (215)      (1,175)
                                          ----------   ----------   ----------
   NET CHANGE                                     58          (19)         357
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
AMOUNTS:
   Sales                                  $    7,818   $    2,692   $   17,755
   Reinvestments                                  --           --        4,438
   Redemptions                                (6,824)      (2,946)     (17,043)
                                          ----------   ----------   ----------
   NET CHANGE                             $      994   $     (254)  $    5,150
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            SAFECO INTERNATIONAL FUND                          SAFECO BALANCED FUND
                                          -------------------------------------------   -------------------------------------------
                                                                        JAN. 31, 1996                                 JAN. 31, 1996
                                                                        (COMMENCEMENT                                 (COMMENCEMENT
                                             SIX-MONTH    THREE-MONTH              OF      SIX-MONTH    THREE-MONTH              OF
                                          PERIOD ENDED   PERIOD ENDED     OPERATIONS)   PERIOD ENDED   PERIOD ENDED     OPERATIONS)
                                               JUNE 30        DEC. 31     TO SEPT. 30        JUNE 30        DEC. 31     TO SEPT. 30
                                                  1997           1996            1996           1997           1996            1996
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $         84   $         (5)  $          45   $        143   $         66   $         146
   Net Realized Gain from
     Investments and Foreign
     Currency Transactions                         180             87             (11)           116             99               5
   Net Change in Unrealized
     Appreciation (Depreciation)                   858            853             314            684            243             258
                                          ------------   ------------   -------------   ------------   ------------   -------------
   Net Change in Net Assets
     Resulting from Operations                   1,122            935             348            943            408             409
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class            --            (62)            (51)          (139)           (64)           (146)
                         - Class A                  --             (1)             --             (2)            (1)             --
                         - Class B                  --             --              --             (1)            (1)             --
   Net Realized Gain on Investments
                        - No-Load Class             --             --              --             --            (97)             (5)
                        - Class A                   --             --              --             --             (1)             --
                        - Class B                   --             --              --             --             (1)             --
                                          ------------   ------------   -------------   ------------   ------------   -------------
     Total                                          --            (63)            (51)          (142)          (165)           (151)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                 1,635          1,981           8,026          2,140            393           7,374
   Class A                                          63             43             100             27              7             100
   Class B                                         112              4             100             55             12             100
                                          ------------   ------------   -------------   ------------   ------------   -------------
     Total                                       1,810          2,028           8,226          2,222            412           7,574
                                          ------------   ------------   -------------   ------------   ------------   -------------
TOTAL CHANGE IN NET ASSETS                       2,932          2,900           8,523          3,023            655           7,832
NET ASSETS AT BEGINNING OF PERIOD               11,423          8,523              --          8,487          7,832              --
                                          ------------   ------------   -------------   ------------   ------------   -------------
NET ASSETS AT END OF PERIOD               $     14,355   $     11,423   $       8,523   $     11,510   $      8,487   $       7,832
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                           286            219           1,042            285             43             785
   Reinvestments                                    --              3               2              2              5               3
   Redemptions                                    (128)           (30)           (224)           (85)            (9)            (34)
                                          ------------   ------------   -------------   ------------   ------------   -------------
   NET CHANGE                                      158            192             820            202             39             754
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
AMOUNTS:
   Sales                                  $      3,291   $      2,323   $      10,466   $      3,139   $        459   $       7,893
   Reinvestments                                    --             29              18             25             50              31
   Redemptions                                  (1,481)          (324)         (2,258)          (942)           (97)           (350)
                                          ------------   ------------   -------------   ------------   ------------   -------------
   NET CHANGE                             $      1,810   $      2,028   $       8,226   $      2,222   $        412   $       7,574
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS (Continued)
                                  (Unaudited)

                                                                                      SAFECO
                                                                                  U.S. VALUE
                                                      SAFECO SMALL COMPANY FUND         FUND
                                          -------------------------------------   ----------
                                                                       JAN. 31,    APRIL 30,
                                                           THREE-          1996         1997
                                          SIX- MONTH        MONTH    (COMMENCE-   (COMMENCE-
                                              PERIOD       PERIOD       MENT OF      MENT OF
                                          ENDED JUNE   ENDED DEC.   OPERATIONS)   OPERATIONS)
                                                  30           31   TO SEPT. 30   TO JUNE 30
(In Thousands)                                  1997         1996          1996         1997
--------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $      (40)  $      (14)  $       (15)  $       17
   Net Realized Gain from
     Investments and Foreign
     Currency Transactions                        96         (278)          723           14
   Net Change in Unrealized
     Appreciation (Depreciation)               1,139          643           880          576
                                          ----------   ----------   -----------   ----------
   Net Change in Net Assets
     Resulting from Operations                 1,195          351         1,588          607
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          --           --            --          (16)
                         - Class A                --           --            --           (1)
                         - Class B                --           --            --           --
   Net Realized Gain on Investments
                        - No-Load Class           --           --          (708)          --
                        - Class A                 --           --            --           --
                        - Class B                 --           --            --           --
                                          ----------   ----------   -----------   ----------
     Total                                        --           --          (708)         (17)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                               1,650          272        11,672        7,167
   Class A                                        57           31           100          108
   Class B                                        66            1           100          119
                                          ----------   ----------   -----------   ----------
     Total                                     1,773          304        11,872        7,394
                                          ----------   ----------   -----------   ----------
TOTAL CHANGE IN NET ASSETS                     2,968          655        12,752        7,984
NET ASSETS AT BEGINNING OF PERIOD             13,407       12,752            --           --
                                          ----------   ----------   -----------   ----------
NET ASSETS AT END OF PERIOD               $   16,375   $   13,407   $    12,752   $    7,984
                                          ----------   ----------   -----------   ----------
                                          ----------   ----------   -----------   ----------
--------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                         402          254         1,625          737
   Reinvestments                                  --           (1)           32           --
   Redemptions                                  (249)        (226)         (549)         (13)
                                          ----------   ----------   -----------   ----------
   NET CHANGE                                    153           27         1,108          724
                                          ----------   ----------   -----------   ----------
                                          ----------   ----------   -----------   ----------
AMOUNTS:
   Sales                                  $    4,713   $    2,918   $    17,916   $    7,534
   Reinvestments                                  --           (7)          373           --
   Redemptions                                (2,940)      (2,607)       (6,417)        (140)
                                          ----------   ----------   -----------   ----------
   NET CHANGE                             $    1,773   $      304   $    11,872   $    7,394
                                          ----------   ----------   -----------   ----------
                                          ----------   ----------   -----------   ----------
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  GENERAL
   The SAFECO Common Stock Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund, and SAFECO US Value Fund (together "the Funds").
   Effective September 30, 1996, the Funds (U.S. Value Fund-- April 30, 1997) began issuing two new classes of shares--Class A and Class B shares (collectively, "Advisor Classes"). Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges), these new classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the fund.
   In connection with issuing the new Advisor Classes, the Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class pays the distributor, SAFECO Securities Corp., for selling its shares at the annual rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.
   Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts.The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.

                                                       (Continued on next page.)

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

   SECURITY VALUATION. Investments in securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary investments purchased at par are valued at cost. All other Temporary investments are valued at amortized cost.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily.
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. For the Growth, Northwest, International and Small Company Funds, net investment income is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For all other Funds net investment income is distributed as of the last business day of March, June, September and December. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December.
   FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.
   FOREIGN CURRENCY TRANSLATION. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
   Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.
   FOREIGN EXCHANGE CONTRACTS. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

3.  INVESTMENT TRANSACTIONS

                                                 SAFECO       SAFECO           SAFECO        SAFECO
                                                 GROWTH       EQUITY           INCOME     NORTHWEST
(In Thousands)                                     FUND         FUND             FUND          FUND
---------------------------------------------------------------------------------------------------
PURCHASES* FOR THE SIX-MONTH
  PERIOD ENDED JUNE 30, 1997                 $  181,839   $  429,963       $   98,173   $    13,848
                                          -------------   ----------   --------------   -----------
                                          -------------   ----------   --------------   -----------
SALES* FOR THE SIX-MONTH
  PERIOD ENDED JUNE 30, 1997                 $  157,967   $  166,376       $   85,124   $    11,854
                                          -------------   ----------   --------------   -----------
                                          -------------   ----------   --------------   -----------

                                                 SAFECO       SAFECO           SAFECO        SAFECO
                                          INTERNATIONAL     BALANCED    SMALL COMPANY    U.S. VALUE
(In Thousands)                                     FUND         FUND             FUND          FUND
---------------------------------------------------------------------------------------------------
PURCHASES* FOR THE SIX-MONTH
  PERIOD ENDED JUNE 30, 1997**               $    2,780   $    8,441       $    5,428   $     7,417
                                          -------------   ----------   --------------   -----------
                                          -------------   ----------   --------------   -----------
SALES* FOR THE SIX-MONTH
  PERIOD ENDED JUNE 30, 1997**               $      741   $    6,176       $    4,032   $       222
                                          -------------   ----------   --------------   -----------
                                          -------------   ----------   --------------   -----------
---------------------------------------------------------------------------------------------------

 * Excludes short-term securities. Purchases and Sales for the Balanced Fund include $5,169 and $4,365 of U.S. Government Securities, respectively.

** U.S. Value Fund--April 30, 1997 (Commencement of Operations) to June 30,
   1997.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

4.  COMPONENTS OF NET ASSETS
   At June 30, 1997, the components of net assets were as follows:

                                                SAFECO        SAFECO           SAFECO           SAFECO
                                                GROWTH        EQUITY           INCOME        NORTHWEST
(In Thousands)                                    FUND          FUND             FUND             FUND
------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of Value
  Over Identified Cost                      $   61,803   $   292,651       $   87,996       $   19,483
Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There is an Excess of
  Identified Cost Over Value                   (20,194)      (24,753)          (5,949)          (1,514)
                                          ------------   -----------   --------------          -------
NET UNREALIZED APPRECIATION
  (DEPRECIATION)                                41,609       267,898           82,047           17,969
ACCUMULATED NET INVESTMENT INCOME (LOSS)          (428)           --               --               38
ACCUMULATED NET REALIZED GAIN (LOSS) ON
  INVESTMENT TRANSACTIONS                       41,210        41,453           17,848              545
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                 180,009       991,177          251,755           35,205
                                          ------------   -----------   --------------          -------
NET ASSETS AT JUNE 30, 1997                 $  262,400   $ 1,300,528       $  351,650       $   53,757
                                          ------------   -----------   --------------          -------
                                          ------------   -----------   --------------          -------

                                                SAFECO        SAFECO           SAFECO           SAFECO
                                          INTERNATIONAL     BALANCED    SMALL COMPANY       U.S. VALUE
(In Thousands)                                    FUND          FUND             FUND             FUND
------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There is an Excess of Value
  Over Identified Cost                      $    2,536   $     1,292       $    3,442       $      629
Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There is an Excess of
  Identified Cost Over Value                      (512)         (107)            (780)             (53)
                                          ------------   -----------   --------------          -------
NET UNREALIZED APPRECIATION
  (DEPRECIATION)                                 2,024         1,185            2,662              576
ACCUMULATED NET INVESTMENT INCOME (LOSS)            84            --              (40)              --
ACCUMULATED NET REALIZED GAIN (LOSS) ON
  INVESTMENT TRANSACTIONS                          183           117             (181)*             14
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                  12,064        10,208           13,934            7,394
                                          ------------   -----------   --------------          -------
NET ASSETS AT JUNE 30, 1997                 $   14,355   $    11,510       $   16,375       $    7,984
                                          ------------   -----------   --------------          -------
                                          ------------   -----------   --------------          -------
------------------------------------------------------------------------------------------------------

* The above accumulated net realized loss on investment transactions represents a capital loss carryforward for Federal income tax purposes, which expires as follows:

                                      EXPIRATION
                            AMOUNT          DATE
                       -----------  ------------
Small Company Fund       $    (181)         2005

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5.  INVESTMENT ADVISORY FEES AND OTHER
   TRANSACTIONS WITH AFFILIATES
   SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

GROWTH, EQUITY AND INCOME FUNDS:              NORTHWEST FUND:
  First $100 million          .75       %       First $250 million        .75         %
  Next $150 million          .65                Next $250 million        .65
  Next $250 million          .55                Next $250 million        .55
  Over $500 million          .45                Over $750 million        .45

BALANCED AND U.S. VALUE FUNDS:                INTERNATIONAL FUND:
  First $250 million          .75       %       First $250 million       1.10         %
  Next $250 million          .65                Next $250 million       1.00
  Over $500 million          .55                Over $500 million        .90

SMALL COMPANY FUND:
  First $250 million          .85       %
  Next $250 million          .75
  Over $500 million          .65

   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company for providing investment research and advice to the International Fund.
   TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.
   NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000. At June 30, 1997, the Growth Fund had a 5.66% note payable of $1,260,000 to SAFECO Life Insurance Company of America. The note was repaid July 2, 1997.
   AFFILIATE OWNERSHIP. At June 30, 1997, SAFECO Insurance Company of America, owned 500,000 shares (16% of outstanding shares) of

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

the Northwest Fund; SAFECO Asset Management Company owned 500,000 shares (44%) of the International Fund, 500,000 shares (52%) of the Balanced Fund, and 500,000 shares (69%) of the U.S. Value Fund; and SAFECO Corporation owned 500,000 shares (39%) of the Small Company Fund.
   DEFERRED ORGANIZATION EXPENSE. Costs related to the organization of the International, Balanced, Small Company and US Value Funds have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by SAFECO Asset Management Company and are being reimbursed by the Funds over a sixty-month period.
   EXPENSE REIMBURSEMENT. During the six-month period ended June 30, 1997, SAFECO Asset Management Company voluntarily reimbursed certain expenses of the International Fund.

6.  INVESTMENTS IN AFFILIATES
   Each of the companies listed below is an affiliate of the Growth Fund because the Fund owned at least 5% of the company's voting securities during the six-month period ended June 30, 1997.

(In Thousands)               SHARES AT                             SHARES AT                 MARKET VALUE
                             BEGINNING                                END OF                     JUNE 30,
SECURITY                     OF PERIOD   ADDITIONS   REDUCTIONS       PERIOD   DIVIDENDS             1997
---------------------------------------------------------------------------------------------------------
American Building Co.              429          --          (13)         416           --        $ 11,219
American Coin
 Merchandising, Inc.               500          --           --          500           --           5,438
Damark International, Inc.         659          22         (157)         524           --           8,119
Harold's Stores, Inc.              379         126           --          505           --           4,483
Lifeline Systems, Inc.             504          21           --          525           --          10,103
Nastech Pharmaceutical
 Co., Inc.                          --         328           --          328           --           3,443
Open Plan Systems, Inc.            244          --           --          244           --             978
Penederm, Inc.                     724           4           --          728           --           9,824
Rent-Way, Inc.                     362          11          (15)         358           --           5,281
Weider Nutrition
 International, Inc.                --         808           --          808           30          12,833
                                                                                                   ------
                                                                                                 $ 71,721
                                                                                                   ------
                                                                                                   ------
---------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

7.  COMMITMENTS
   At June 30, 1997, the International Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies (in thousands):

                                                          U.S. DOLLAR        UNREALIZED
            CURRENCY    IN EXCHANGE     SETTLEMENT        VALUE AS OF      APPRECIATION
     TO BE DELIVERED            FOR           DATE      JUNE 30, 1997    (DEPRECIATION)
---------------------------------------------------------------------------------------
400 British Pound          $    651        9/23/97            $   664         $   ) (13
314 Dutch Guilder               165        8/20/97                161                 4
470 Dutch Guilder               244        7/16/97                240                 4
537 Dutch Guilder               278        9/05/97                275                 3
509 German Marks                303        9/12/97                294                 9
416 Swiss Francs                290        7/23/97                286                 4
435 Swiss Francs                307        8/13/97                300                 7
                                                                                    ---
                                                                              $      18
                                                                                    ---
                                                                                    ---
---------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND
   NO-LOAD CLASS

                                                 SIX-MONTH        THREE-MONTH
                                              PERIOD ENDED       PERIOD ENDED
                                                   JUNE 30        DECEMBER 31                 FOR THE YEAR ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $    16.97         $    15.45   $   15.83   $   17.37   $   19.20   $   13.98

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      (0.03)             (0.02)      (0.02)       0.07       (0.02)      (0.02)
   Net Realized and Unrealized Gain
     (Loss) on Investments                            3.65               1.77        2.24        4.07        0.78        5.39
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 3.62               1.75        2.22        4.14        0.76        5.37

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                              --                 --          --       (0.07)         --          --
   Distributions from Realized Gains                    --              (0.23)      (2.60)      (5.61)      (2.59)      (0.15)
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total Distributions                                --              (0.23)      (2.60)      (5.68)      (2.59)      (0.15)
                                                   -------            -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    20.59         $    16.97   $   15.45   $   15.83   $   17.37   $   19.20
                                                   -------            -------   ---------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                       21.33%*            11.35%*      14.16%      23.93%       3.88%      38.43%

NET ASSETS AT END OF PERIOD (000'S)             $  261,662         $  195,760   $ 179,574   $ 176,483   $ 156,108   $ 158,723
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.93%**            0.99%**       1.02%       0.98%       0.95%       0.91%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                             -0.37%**           -0.51%**      -0.14%       0.34%      -0.12%      -0.10%
PORTFOLIO TURNOVER RATE                          138.82%**           82.93%**     124.79%     110.44%      71.18%      57.19%
AVERAGE COMMISSION RATE PAID                    $   0.0500         $   0.0477   $  0.0548          --          --          --
-----------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   16.97       $   15.45       $   16.94       $   15.45

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   (0.04)          (0.02)          (0.10)          (0.05)
   Net Realized and Unrealized Gain on
     Investments                                   3.62            1.77            3.61            1.77
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              3.58            1.75            3.51            1.72

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              --              --              --              --
   Distributions from Realized Gains                 --           (0.23)             --           (0.23)
                                          -------------   -------------   -------------   -------------
     Total Distributions                             --           (0.23)             --           (0.23)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   20.55       $   16.97       $   20.45       $   16.94
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                   21.10%*         11.35%*         20.72%*         11.15%*

NET ASSETS AT END OF PERIOD (000'S)           $     471       $     187       $     267       $     116
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.26%           1.12%           1.93%           1.87%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS**                          -0.70%          -0.58%          -1.38%          -1.38%
PORTFOLIO TURNOVER RATE**                       138.82%          82.93%         138.82%          82.93%
AVERAGE COMMISSION RATE PAID                  $  0.0500       $  0.0477       $  0.0500       $  0.0477
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND
   NO-LOAD CLASS

                                                 SIX-MONTH        THREE-MONTH
                                              PERIOD ENDED       PERIOD ENDED
                                                   JUNE 30        DECEMBER 31                 FOR THE YEAR ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $    16.60         $    15.85   $   15.31   $   13.89   $   12.54   $    9.53

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.11               0.06        0.28        0.34        0.23        0.17
   Net Realized and Unrealized Gain on
     Investments                                      2.61               1.33        2.42        2.59        1.83        3.79
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 2.72               1.39        2.70        2.93        2.06        3.96

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              (0.11)             (0.06)      (0.28)      (0.34)      (0.23)      (0.17)
   Distributions from Realized Gains                    --              (0.58)      (1.88)      (1.17)      (0.48)      (0.78)
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total Distributions                             (0.11)             (0.64)      (2.16)      (1.51)      (0.71)      (0.95)
                                                   -------            -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    19.21         $    16.60   $   15.85   $   15.31   $   13.89   $   12.54
                                                   -------            -------   ---------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                       16.42%*             8.79%*      18.04%      21.59%      16.51%      41.77%

NET ASSETS AT END OF PERIOD (000'S)             $1,295,127         $  849,831   $ 725,780   $ 598,582   $ 412,805   $ 148,894
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.73%**            0.78%**       0.79%       0.84%       0.85%       0.94%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                          1.32%**            1.48%**       1.74%       2.38%       1.72%       1.50%
PORTFOLIO TURNOVER RATE                           32.84%**           59.34%**      74.07%      56.14%      33.33%      37.74%
AVERAGE COMMISSION RATE PAID                    $   0.0579         $   0.0571   $  0.0587          --          --          --
-----------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   16.62       $   15.85       $   16.60       $   15.85

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.08            0.04            0.01            0.02
   Net Realized and Unrealized Gain on
     Investments                                   2.59            1.35            2.62            1.33
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              2.67            1.39            2.63            1.35

LESS DISTRIBUTIONS
   Dividends from Net Investment Income           (0.08)          (0.04)          (0.01)          (0.02)
   Distributions from Realized Gains                 --           (0.58)             --           (0.58)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.08)          (0.62)          (0.01)          (0.60)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   19.21       $   16.62       $   19.22       $   16.60
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                   16.11%*          8.78%*         15.85%*          8.50%*

NET ASSETS AT END OF PERIOD (000'S)           $   4,044       $   2,894       $   1,357       $     355
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.19%           0.97%           1.84%           1.75%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                       0.87%           1.38%           0.18%           0.51%
PORTFOLIO TURNOVER RATE**                        32.84%          59.34%          32.84%          59.34%
AVERAGE COMMISSION RATE PAID                  $  0.0579       $  0.0571       $  0.0579       $  0.0571
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND
   NO-LOAD CLASS

                                                 SIX-MONTH        THREE-MONTH
                                              PERIOD ENDED       PERIOD ENDED
                                                   JUNE 30        DECEMBER 31                 FOR THE YEAR ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $    21.13         $    20.03   $   19.11   $   17.25   $   17.79   $   16.27

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.33               0.15        0.73        0.82        0.81        0.78
   Net Realized and Unrealized Gain on
     Investments                                      2.49               1.63        2.84        2.71       (0.30)       1.52
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 2.82               1.78        3.57        3.53        0.51        2.30

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.33)             (0.15)      (0.73)      (0.82)      (0.81)      (0.78)
   Distributions from Realized Gains                    --              (0.53)      (1.92)      (0.85)      (0.24)         --
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total Distributions                             (0.33)             (0.68)      (2.65)      (1.67)      (1.05)      (0.78)
                                                   -------            -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    23.62         $    21.13   $   20.03   $   19.11   $   17.25   $   17.79
                                                   -------            -------   ---------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                       13.41%*             8.89%*      18.98%      21.04%       2.98%      14.35%

NET ASSETS AT END OF PERIOD (000'S)             $  351,034         $  289,968   $ 260,023   $ 217,870   $ 190,610   $ 203,019
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.86%**            0.89%**       0.86%       0.87%       0.86%       0.90%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                          3.04%**            2.89%**       3.56%       4.55%       4.59%       4.55%
PORTFOLIO TURNOVER RATE                           57.54%**           37.84%**      50.11%      31.12%      19.30%      20.74%
AVERAGE COMMISSION RATE PAID                    $   0.0581         $   0.0573   $  0.0591          --          --          --
-----------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   21.15       $   20.03       $   21.12       $   20.03

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.25            0.12            0.21            0.10
   Net Realized and Unrealized Gain on
     Investments                                   2.57            1.65            2.53            1.62
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              2.82            1.77            2.74            1.72

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.25)          (0.12)          (0.21)          (0.10)
   Distributions from Realized Gains                 --           (0.53)             --           (0.53)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.25)          (0.65)          (0.21)          (0.63)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   23.72       $   21.15       $   23.65       $   21.12
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                   13.39%*          8.85%*         13.02%*          8.60%*

NET ASSETS AT END OF PERIOD (000'S)           $     417       $     193       $     199       $     112
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.11%           1.03%           1.87%           1.79%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                       2.87%           2.66%           2.09%           1.99%
PORTFOLIO TURNOVER RATE**                        57.54%          37.84%          57.54%          37.84%
AVERAGE COMMISSION RATE PAID                  $  0.0581       $  0.0573       $  0.0581       $  0.0573
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND
   NO-LOAD CLASS

                                                 SIX-MONTH      THREE-MONTH                                           NINE-MONTH
                                              PERIOD ENDED     PERIOD ENDED                  FOR THE YEAR ENDED     PERIOD ENDED
                                                   JUNE 30      DECEMBER 31                        SEPTEMBER 30     SEPTEMBER 30
                                          --------------------------------------------------------------------------------------
                                                      1997             1996        1996        1995        1994             1993
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    14.07       $    13.78   $   14.41   $   12.59   $   12.34       $    12.59

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.01            (0.01)       0.02        0.04        0.04             0.02
   Net Realized and Unrealized Gain
     (Loss) on Investments                            2.82             0.30        1.32        2.35        0.59            (0.25)
                                                   -------          -------   ---------   ---------   ---------          -------
     Total from Investment Operations                 2.83             0.29        1.34        2.39        0.63            (0.23)

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                              --               --       (0.02)      (0.04)      (0.04)           (0.02)
   Distributions from Realized Gains                    --               --       (1.95)      (0.53)      (0.34)              --
                                                   -------          -------   ---------   ---------   ---------          -------
     Total Distributions                                --               --       (1.97)      (0.57)      (0.38)           (0.02)
                                                   -------          -------   ---------   ---------   ---------          -------
NET ASSET VALUE AT END OF PERIOD                $    16.90       $    14.07   $   13.78   $   14.41   $   12.59       $    12.34
                                                   -------          -------   ---------   ---------   ---------          -------
                                                   -------          -------   ---------   ---------   ---------          -------
TOTAL RETURN*                                      20.11%*           2.10%*       9.61%      19.01%       5.19%          -1.86%*

NET ASSETS AT END OF PERIOD (000'S)             $   52,835       $   43,345   $  43,128   $  40,140   $  36,383       $   39,631
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                        1.12%**          1.25%**       1.07%       1.09%       1.06%          1.11%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS**                            0.17%**         -0.31%**       0.11%       0.31%       0.33%          0.18%**
PORTFOLIO TURNOVER RATE**                         51.37%**         67.32%**      35.69%      19.59%      18.46%         14.05%**
AVERAGE COMMISSION RATE PAID                    $   0.0576       $   0.0482   $  0.0591          --          --               --
--------------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31

                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   14.06       $   13.78       $   14.03       $   13.78

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   (0.01)          (0.01)          (0.06)          (0.03)
   Net Realized and Unrealized Gain on
     Investments                                   2.81            0.29            2.80            0.28
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              2.80            0.28            2.74            0.25

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              --              --              --              --
   Distributions from Realized Gains                 --              --              --              --
                                          -------------   -------------   -------------   -------------
     Total Distributions                             --              --              --              --
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   16.86       $   14.06       $   16.77       $   14.03
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                   19.91%*          2.03%*         19.53%*          1.81%*

NET ASSETS AT END OF PERIOD (000'S)           $     581       $     369       $     341       $     232
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.49%           1.40%           2.18%           2.18%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS**                          -0.20%          -0.39%          -0.89%          -1.19%
PORTFOLIO TURNOVER RATE**                        51.37%          67.32%          51.37%          67.32%
AVERAGE COMMISSION RATE PAID                  $  0.0576       $  0.0482       $  0.0576       $  0.0482
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND
   NO-LOAD CLASS

                                                                                JANUARY 31, 1996
                                                                                   (COMMENCEMENT
                                                 SIX-MONTH        THREE-MONTH     OF OPERATIONS)
                                              PERIOD ENDED       PERIOD ENDED                 TO
                                                   JUNE 30        DECEMBER 31       SEPTEMBER 30
                                          ------------------------------------------------------
                                                      1997               1996               1996
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $    11.29         $    10.39         $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.22                 --               0.06
   Net Realized and Unrealized Gain on
     Investments and Foreign Currency
     Transactions                                     0.76               0.96               0.39
                                                   -------            -------            -------
     Total from Investment Operations                 0.98               0.96               0.45

LESS DISTRIBUTIONS
   Dividends from Net Investment Income                 --              (0.06)             (0.06)
   Distributions from Realized Gains                    --                 --                 --
                                                   -------            -------            -------
     Total Distributions                                --              (0.06)             (0.06)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD                $    12.27         $    11.29         $    10.39
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN*                                        8.68%              9.27%              4.54%

NET ASSETS AT END OF PERIOD (000'S)             $   13,884         $   11,157         $    8,323
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                         1.53%+             1.37%+              2.36%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS**                              1.35%             -0.19%              0.93%
PORTFOLIO TURNOVER RATE**                           12.55%             18.51%             15.73%
AVERAGE COMMISSION RATE PAID                    $   0.0206         $   0.0223         $   0.0225
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 1.81% and 1.68% for the periods ended June 30, 1997 and December 31, 1996, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   11.29       $   10.39       $   11.28       $   10.39

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.18              --            0.14              --
   Net Realized and Unrealized Gain on
     Investments and Foreign Currency
     Transactions                                  0.78            0.95            0.78            0.93
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              0.96            0.95            0.92            0.93

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              --           (0.05)             --           (0.04)
   Distributions from Realized Gains                 --              --              --              --
                                          -------------   -------------   -------------   -------------
     Total Distributions                             --           (0.05)             --           (0.04)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   12.25       $   11.29       $   12.20       $   11.28
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN*                                   8.50%++         9.19%++         8.16%++         8.96%++

NET ASSETS AT END OF PERIOD (000'S)           $     232       $     154       $     239       $     112
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                      1.71%+          1.41%+          2.52%+          2.17%+
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS**                           1.20%          -0.23%           0.52%          -1.15%
PORTFOLIO TURNOVER RATE**                        12.55%          18.51%          12.55%          18.51%
AVERAGE COMMISSION RATE PAID                  $  0.0206       $  0.0223       $  0.0206       $  0.0223
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 1.99% and 1.72% for the periods ended June 30, 1997 and December 31, 1996, respectively, for Class A, and 2.80% and 2.47% for Class B.
++ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND
   NO-LOAD CLASS

                                                                                JANUARY 31, 1996
                                                                                   (COMMENCEMENT
                                                 SIX-MONTH        THREE-MONTH     OF OPERATIONS)
                                              PERIOD ENDED       PERIOD ENDED                 TO
                                                   JUNE 30        DECEMBER 31       SEPTEMBER 30
                                          ------------------------------------------------------
                                                      1997               1996               1996
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    10.70         $    10.38         $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.15               0.08               0.21
   Net Realized and Unrealized Gain on
     Investments                                      0.87               0.45               0.39
                                                   -------            -------            -------
     Total from Investment Operations                 1.02               0.53               0.60

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              (0.15)             (0.08)             (0.21)
   Distributions from Realized Gains                    --              (0.13)             (0.01)
                                                   -------            -------            -------
     Total Distributions                             (0.15)             (0.21)             (0.22)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD                $    11.57         $    10.70         $    10.38
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN*                                        9.60%              5.11%              5.99%

NET ASSETS AT END OF PERIOD (000'S)             $   11,181         $    8,262         $    7,632
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                          1.23%             1.16%+              1.32%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                          2.90%              3.19%              3.21%
PORTFOLIO TURNOVER RATE**                          129.82%             36.10%            143.87%
AVERAGE COMMISSION RATE PAID                    $   0.0499         $   0.0548         $   0.0560
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.68%.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   10.69       $   10.38       $   10.70       $   10.38

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.14            0.09            0.09            0.06
   Net Realized and Unrealized Gain on
     Investments                                   0.86            0.44            0.85            0.45
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              1.00            0.53            0.94            0.51

LESS DISTRIBUTIONS
   Dividends from Net Investment Income           (0.14)          (0.09)          (0.09)          (0.06)
   Distributions from Realized Gains                 --           (0.13)             --           (0.13)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.14)          (0.22)          (0.09)          (0.19)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   11.55       $   10.69       $   11.55       $   10.70
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN*                                   9.42%++         5.07%++         8.85%++         4.85%++

NET ASSETS AT END OF PERIOD (000'S)           $     147       $     110       $     182       $     115
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.48%          1.35%+           2.28%          2.11%+
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                       2.66%           3.01%           1.85%           2.23%
PORTFOLIO TURNOVER RATE**                       129.82%          36.10%         129.82%          36.10%
AVERAGE COMMISSION RATE PAID                  $  0.0499       $  0.0548       $  0.0499       $  0.0548
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.70% and 2.46% for Class A and Class B, respectively.
++ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND
   NO-LOAD CLASS

                                                                                JANUARY 31, 1996
                                                                                   (COMMENCEMENT
                                                 SIX-MONTH        THREE-MONTH     OF OPERATIONS)
                                              PERIOD ENDED       PERIOD ENDED                 TO
                                                   JUNE 30        DECEMBER 31       SEPTEMBER 30
                                          ------------------------------------------------------
                                                      1997               1996               1996
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    11.81         $    11.51         $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      (0.03)             (0.01)             (0.01)
   Net Realized and Unrealized Gain on
     Investments                                      0.94               0.31               2.19
                                                   -------            -------            -------
     Total from Investment Operations                 0.91               0.30               2.18

LESS DISTRIBUTIONS
   Dividends from Net Investment Income                 --                 --                 --
   Distributions from Realized Gains                    --                 --              (0.67)
                                                   -------            -------            -------
     Total Distributions                                --                 --              (0.67)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD                $    12.72         $    11.81         $    11.51
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN*                                        7.71%              2.61%             21.83%

NET ASSETS AT END OF PERIOD (000'S)             $   15,990         $   13,169         $   12,552
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                          1.38%             1.35%+              1.49%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS**                             -0.55%             -0.44%             -0.24%
PORTFOLIO TURNOVER RATE**                           59.39%             73.47%             91.03%
AVERAGE COMMISSION RATE PAID                    $   0.0526         $   0.0496         $   0.0510
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 +Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.68%.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   11.81       $   11.51       $   11.79       $   11.51

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   (0.03)          (0.01)          (0.07)          (0.04)
   Net Realized and Unrealized Gain on
     Investments                                   0.93            0.31            0.91            0.32
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              0.90            0.30            0.84            0.28

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              --              --              --              --
   Distributions from Realized Gains                 --              --              --              --
                                          -------------   -------------   -------------   -------------
     Total Distributions                             --              --              --              --
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   12.71       $   11.81       $   12.63       $   11.79
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN*                                   7.62%++         2.61%++         7.12%++         2.43%++

NET ASSETS AT END OF PERIOD (000'S)           $     203       $     135       $     182       $     103
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.48%          1.42%+           2.33%          2.18%+
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS**                          -0.66%          -0.50%          -1.50%          -1.28%
PORTFOLIO TURNOVER RATE**                        59.39%          73.47%          59.39%          73.47%
AVERAGE COMMISSION RATE PAID                  $  0.0526       $  0.0496       $  0.0526       $  0.0496
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.62% and 2.41% for Class A and Class B, respectively.
++ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO U.S. VALUE FUND

                                              NO-LOAD            CLASS A            CLASS B
                                          ----------------   ----------------   ----------------
                                            APRIL 30, 1997     APRIL 30, 1997     APRIL 30, 1997
                                             (COMMENCEMENT      (COMMENCEMENT      (COMMENCEMENT
                                            OF OPERATIONS)     OF OPERATIONS)     OF OPERATIONS)
                                                        TO                 TO                 TO
                                                   JUNE 30            JUNE 30            JUNE 30
                                          ------------------------------------------------------
                                                      1997               1997               1997
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    10.00         $    10.00         $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.02               0.03               0.01
   Net Realized and Unrealized Gain on
     Investments                                      1.03               1.03               1.03
                                                   -------            -------            -------
     Total from Investment Operations                 1.05               1.06               1.04

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              (0.02)             (0.03)             (0.01)
   Distributions from Realized Gains                    --                 --                 --
                                                   -------            -------            -------
     Total Distributions                             (0.02)             (0.03)             (0.01)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD                $    11.03         $    11.03         $    11.03
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN*                                       10.53%            10.55%+            10.41%+

NET ASSETS AT END OF PERIOD (000'S)             $    7,737         $      118         $      129
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                          1.25%              1.50%              2.25%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                          1.54%              1.46%              0.71%
PORTFOLIO TURNOVER RATE**                           10.12%             10.12%             10.12%
AVERAGE COMMISSION RATE PAID                    $   0.0239         $   0.0239         $   0.0239
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 +Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO COMMON STOCK FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Fund)

AUDITOR:
Ernst & Young, LLP

FOR SHAREHOLDER SERVICE*:

Monday-Friday,
5:30am-7:00pm Pacific Time

Nationwide: 1-800-624-5711

Seattle: (206) 545-7319

Deaf and Hard of Hearing
TTY/TDD Service: 1-800-438-8718
*All telephone calls are tape-recorded
for your protection.

FOR 24-HOUR AUTOMATED
PERFORMANCE INFORMATION
AND TRANSACTIONS:

Nationwide: 1-800-835-4391

Seattle: (206) 545-5113

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
http://www.safecofunds.com

E-mail: mfunds@safeco.com

GMF 659 6/97

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accompanied by a current prospectus.

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